UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23410

FROST FAMILY OF FUNDS

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of Principal Executive Offices, Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-877-713-7678

Date of fiscal year end: July 31, 2023

Date of reporting period: January 31, 2023

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Frost

INVESTMENT ADVISORS

# Frost Family of Funds

## Semi-Annual Report

JANUARY 31, 2023

FROST GROWTH EQUITY FUND

FROST TOTAL RETURN BOND FUND

FROST CREDIT FUND

FROST LOW DURATION BOND FUND

FROST MUNICIPAL BOND FUND

Investment Adviser:

Frost Investment Advisors, LLC

TABLE OF CONTENTS JANUARY 31, 2023

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after period end. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at http://www.sec.gov.

    Schedules of Investments

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

Description	Shares	Value
COMMON STOCK§ — 95.6%

Communication Services — 6.9%
Alphabet, Cl A *	94,580	$9,348,287
Alphabet, Cl C *	84,900	8,478,963
Match Group *	2,000	108,240
Meta Platforms, Cl A *	9,690	1,443,520

		19,379,010

Consumer Discretionary — 18.6%
Airbnb, Cl A *	12,500	1,388,875
Alibaba Group Holding ADR *	12,000	1,322,400
Amazon.com *	170,920	17,626,980
Booking Holdings *	2,020	4,916,882
Chipotle Mexican Grill, Cl A *	2,650	4,362,907
Floor & Decor Holdings, Cl A *	5,000	453,850
Home Depot	19,590	6,350,490
Lululemon Athletica *	2,500	767,200
NIKE, Cl B	22,500	2,864,925
O’Reilly Automotive *	5,650	4,476,777
Starbucks	29,050	3,170,517
Tesla *	16,345	2,831,281
TJX	20,500	1,678,130

		52,211,214

Consumer Staples — 2.3%
Coca-Cola	50,000	3,066,000
Costco Wholesale	6,882	3,517,665

		6,583,665

Energy — 1.1%
Diamondback Energy	21,500	3,141,580

Financials — 3.8%
Cboe Global Markets	22,000	2,703,360
JPMorgan Chase	21,500	3,009,140
Moody’s	12,905	4,165,089
S&P Global	2,500	937,350

		10,814,939

Health Care — 16.1%
Abbott Laboratories	35,000	3,869,250
AbbVie	21,500	3,176,625
Boston Scientific *	60,500	2,798,125
Danaher	19,100	5,049,658
Edwards Lifesciences *	24,000	1,840,800
Eli Lilly	25,500	8,775,825

Description	Shares	Value
Humana	7,700	$3,940,090
Intuitive Surgical *	7,500	1,842,675
Merck	12,000	1,288,920
Seagen *	16,000	2,231,680
UnitedHealth Group	15,300	7,637,607
Zoetis, Cl A	17,235	2,852,220

		45,303,475

Industrials — 4.3%
Canadian Pacific Railway	55,200	4,355,280
Fortive	32,000	2,176,960
Uber Technologies *	55,000	1,701,150
Union Pacific	19,500	3,981,705

		12,215,095

Information Technology — 41.0%
Adobe *	11,300	4,184,842
Advanced Micro Devices *	49,500	3,719,925
Apple	182,584	26,345,045
Intuit	5,500	2,324,685
Lam Research	500	250,050
Marvell Technology	114,535	4,942,185
Mastercard, Cl A	29,160	10,806,696
Microsoft	127,050	31,484,261
NVIDIA	33,000	6,447,210
QUALCOMM	27,500	3,663,275
ServiceNow *	10,000	4,551,300
Snowflake, Cl A *	11,000	1,720,840
Visa, Cl A	49,600	11,418,416
Workday, Cl A *	19,000	3,447,170

		115,305,900

Materials — 1.0%
Sherwin-Williams	11,500	2,720,785

Real Estate — 0.5%
American Tower ‡	6,000	1,340,340

Total Common Stock (Cost $132,635,066)		269,016,003

Total Investments — 95.6% (Cost $132,635,066)		$269,016,003

Percentages are based on Net Assets of $281,423,949.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

As of January 31, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

1

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 30.7%
U.S. Treasury Bill
4.306%, 04/13/23 (A)	$500,000	$495,539
U.S. Treasury Bond
4.000%, 11/15/42	50,000,000	51,671,875
3.250%, 05/15/42	190,000,000	176,284,375
–%, 02/15/52 (B)	10,000,000	3,536,060
U.S. Treasury Notes
4.375%, 10/31/24	225,000,000	225,087,889
4.250%, 09/30/24 to 12/31/24	241,000,000	240,759,844
4.125%, 09/30/27	145,000,000	147,939,649

Total U.S. Treasury Obligations (Cost $853,194,584)		845,775,231

CORPORATE OBLIGATIONS — 18.1%

Consumer Discretionary — 4.7%
Airswift Global
13.150%, ICE LIBOR USD 3 Month + 8.500%, 05/12/25 (C)(D)	16,900,000	16,900,000
Choice Hotels International
3.700%, 01/15/31	3,000,000	2,658,592
3.700%, 12/01/29	8,000,000	7,200,701
Empire Resorts
7.750%, 11/01/26 (D)	2,750,000	2,229,899
Expedia
3.800%, 02/15/28	5,915,000	5,591,014
Ford Motor
4.346%, 12/08/26	15,033,000	14,628,794
General Motors Financial
1.200%, 10/15/24	6,333,000	5,918,134
Jaguar Land Rover Automotive
4.500%, 10/01/27 (D)	6,000,000	4,988,580
MajorDrive Holdings IV
6.375%, 06/01/29 (D)	25,685,000	20,295,003
Marriott International
3.500%, 10/15/32	3,000,000	2,650,665
2.850%, 04/15/31	3,000,000	2,553,364

Description	Face Amount	Value
NES Fircroft Bondco
11.750%, 09/29/26 (D)	$7,750,000	$7,831,471
Scientific Games International
8.625%, 07/01/25 (D)	5,750,000	5,857,812
STL Holding
7.500%, 02/15/26 (D)	15,275,000	13,401,475
TransJamaican Highway
5.750%, 10/10/36 (D)	1,414,110	1,156,035
VistaJet Malta Finance
7.875%, 05/01/27 (D)	14,863,000	14,417,110
6.375%, 02/01/30 (D)	2,000,000	1,763,800

		130,042,449

Energy — 6.4%
Apache
7.750%, 12/15/29	4,138,000	4,373,799
Colonial Pipeline
8.375%, 11/01/30 (D)	500,000	590,271
Intesa Sanpaolo
4.000%, 09/23/29 (D)	5,000,000	4,484,346
Marathon Oil
4.400%, 07/15/27	3,000,000	2,930,641
New England Power
2.807%, 10/06/50 (D)	5,000,000	3,319,850
Noble Finance
11.000% PIK, 02/15/28	1,893,334	2,063,734
11.000% PIK, 02/15/28 (D)	869,000	947,210
Paratus Energy Services
10.000% cash/4.000% PIK, 07/15/26 (D)	85,953,987	80,796,748
Petroleos Mexicanos
6.700%, 02/16/32 (D)	6,352,000	5,272,576
Reliance Industries
2.875%, 01/12/32 (D)	2,000,000	1,664,065
Seadrill New Finance
10.000% PIK, 07/15/26	17,264,733	16,228,849
Seamex Finance Ltd.
12.000%, 08/31/24	8,035,788	8,116,146
Tiger Holdco Pte
13.000% PIK, 06/10/23 (D)	19,751,730	19,603,592
Transocean
11.500%, 01/30/27 (D)	20,000,000	20,869,000
Transocean Sentry
5.375%, 05/15/23 (D)	3,672,165	3,644,624

		174,905,451

Financials — 2.8%
BAC Capital Trust XIV
5.169%, ICE LIBOR USD 3 Month + 0.400%, 09/15/71 (C)	9,870,000	7,897,113
Bank of Ireland Group
6.253%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.650%, 09/16/26 (C)(D)	7,000,000	7,054,962
Charles Schwab
4.000%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.079%, 03/01/71 (C)	2,000,000	1,720,500
Credit Suisse Group
5.100%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.293%, 07/24/71 (C)	10,000,000	7,025,000

The accompanying notes are an integral part of the financial statements.

2

Description	Face Amount	Value
Credit Suisse NY
4.750%, 08/09/24	$10,000,000	$9,800,588
Deutsche Bank MTN
4.296%, USD Swap Semi 30/360 5 Yr Curr + 2.248%, 05/24/28 (C)	12,000,000	11,731,016
Enova International
8.500%, 09/15/25 (D)	7,007,000	6,665,409
Farmers Exchange Capital
7.050%, 07/15/28 (D)	6,075,000	6,341,299
Prudential Financial
5.625%, ICE LIBOR USD 3 Month + 3.920%, 06/15/43 (C)	4,000,000	3,980,000
Royal Bank of Canada MTN
5.200%, 01/31/33	3,000,000	2,999,533
SBL Holdings
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.580%, 05/13/71 (C)(D)	2,500,000	2,072,316
Synchrony Bank
5.400%, 08/22/25	5,000,000	4,979,892
Wachovia
6.605%, 10/01/25	5,650,000	5,911,791

		78,179,419

Industrials — 1.4%
AerCap Ireland Capital DAC
1.750%, 10/29/24	4,000,000	3,730,360
American Airlines Group
3.750%, 03/01/25 (D)	10,000,000	9,367,378
Boeing
2.950%, 02/01/30	3,344,000	2,956,039
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26 (D)	3,100,000	2,954,579
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	6,061,415
Equifax
3.100%, 05/15/30	3,000,000	2,632,244
Flowserve
3.500%, 10/01/30	4,000,000	3,487,919
Leidos
2.300%, 02/15/31	3,291,000	2,652,176
Regal Rexnord
6.300%, 02/15/30 (D)	4,500,000	4,588,483

		38,430,593

Information Technology — 1.7%
Amkor Technology
6.625%, 09/15/27 (D)	10,372,000	10,414,733
Apple
3.850%, 05/04/43	2,000,000	1,817,827
Avaya
6.125%, 09/15/28 (D)	9,325,000	2,844,125
Avnet
3.000%, 05/15/31	7,000,000	5,727,909
Kyndryl Holdings
4.100%, 10/15/41	7,620,000	5,044,731
Motorola Solutions
4.600%, 05/23/29	21,435,000	20,924,675

		46,774,000

Description	Face Amount	Value
Materials — 0.3%
Mineral Resources
8.125%, 05/01/27 (D)	$8,136,000	$8,197,020
Nacional del Cobre de Chile
3.150%, 01/15/51 (D)	500,000	365,571

		8,562,591

Real Estate — 0.2%
GLP Capital
3.250%, 01/15/32 ‡	750,000	621,839
Invitation Homes Operating Partnership
2.000%, 08/15/31 ‡	2,000,000	1,552,204
Sabra Health Care
3.200%, 12/01/31 ‡	3,920,000	3,027,940

		5,201,983

Utilities — 0.6%
Pacific Gas and Electric
4.500%, 07/01/40	11,000,000	9,055,190
3.750%, 08/15/42	5,000,000	3,632,497
Sempra Energy
6.000%, 10/15/39	4,000,000	4,283,882

		16,971,569

Total Corporate Obligations (Cost $522,045,603)		499,068,055

COLLATERALIZED LOAN OBLIGATIONS — 17.8%
Apidos CLO Funding RR Subsidiary, Ser 2013-12RR, Cl A
6.322%, ICE LIBOR USD 3 Month + 1.530%, 04/15/31 (C)(D)	3,000,000	2,996,709
Apidos CLO XI, Ser 2012-11A, Cl CR3
6.792%, ICE LIBOR USD 3 Month + 2.000%, 04/17/34 (C)(D)	13,750,000	13,047,925
Apidos CLO XXVIII, Ser 2017-28A, Cl A2
6.208%, ICE LIBOR USD 3 Month + 1.400%, 01/20/31 (C)(D)	15,000,000	14,638,935
Apidos XI, Ser 2012-11A, Cl ER3
11.362%, ICE LIBOR USD 3 Month + 6.570%, 04/17/34 (C)(D)	5,000,000	4,575,650
Audax Senior Debt 6, Ser 2021-6A, Cl B
6.758%, ICE LIBOR USD 3 Month + 1.950%, 10/20/33 (C)(D)	8,000,000	7,428,064
Battalion CLO 17, Ser 2021-17A, Cl B
6.408%, ICE LIBOR USD 3 Month + 1.600%, 03/09/34 (C)(D)	5,000,000	4,881,440
BCC Middle Market CLO, Ser 2018-1A, Cl A1A
6.358%, ICE LIBOR USD 3 Month + 1.550%, 10/20/30 (C)(D)	17,164,778	16,989,680

The accompanying notes are an integral part of the financial statements.

3

Description	Face Amount	Value
Benefit Street Partners CLO III,Ser 2013-IIIA, Cl BR2
7.208%, ICE LIBOR USD 3 Month + 2.400%,07/20/29 (C)(D)	$15,000,000	$14,644,170
Benefit Street Partners CLO IV, Ser 2014-IVA, Cl A2AR
6.358%, ICE LIBOR USD 3 Month + 1.550%, 01/20/32 (C)(D)	8,750,000	8,543,404
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl A1AR
5.908%, ICE LIBOR USD 3 Month + 1.100%, 01/20/31 (C)(D)	5,450,000	5,409,893
Benefit Street Partners III, Ser 2013-IIIA, Cl DR
11.408%, ICE LIBOR USD 3 Month + 6.600%, 07/20/29 (C)(D)	5,000,000	4,580,850
BlueMountain CLO XXX, Ser 2020-30A, Cl BR
6.558%, TSFR3M + 1.900%, 04/15/35 (C)(D)	2,250,000	2,190,989
BlueMountain CLO XXX, Ser 2020-30A, Cl DR
7.958%, TSFR3M + 3.300%, 04/15/35 (C)(D)	1,250,000	1,180,240
BlueMountain CLO, Ser 2016-2A, Cl A2R2
6.375%, ICE LIBOR USD 3 Month + 1.700%, 08/20/32 (C)(D)	10,000,000	9,728,740
BlueMountain XXX, Ser 2020-30A, Cl ER
11.358%, TSFR3M + 6.700%, 04/15/35 (C)(D)	2,350,000	2,141,534
Carlyle Global Market Strategies, Ser 2012-3A, Cl A1A2
5.972%, ICE LIBOR USD 3 Month + 1.180%, 01/14/32 (C)(D)	24,855,641	24,654,733
Carlyle Global Market Strategies, Ser 2012-3A, Cl A2A2
6.642%, ICE LIBOR USD 3 Month + 1.850%, 01/14/32 (C)(D)	7,000,000	6,923,210
Carlyle Global Market Strategies, Ser 2014-1A, Cl CR2
6.592%, ICE LIBOR USD 3 Month + 1.800%, 04/17/31 (C)(D)	4,500,000	4,264,070
Carlyle Global Market Strategies, Ser 2014-3RA, Cl A1A
5.865%, ICE LIBOR USD 3 Month + 1.050%, 07/27/31 (C)(D)	14,877,491	14,753,040
Carlyle Global Market Strategies, Ser 2014-3RA, Cl A2
6.365%, ICE LIBOR USD 3 Month + 1.550%, 07/27/31 (C)(D)	9,000,000	8,835,102

Description	Face Amount	Value
Carlyle Global Market Strategies, Ser 2014-5A, Cl A1RR
5.932%, ICE LIBOR USD 3 Month + 1.140%, 07/15/31 (C)(D)	$15,834,091	$15,723,015
CIFC Funding 2022-II, Ser 2022-2A, Cl A1
5.953%, TSFR3M + 1.320%, 04/19/35 (C)(D)	4,500,000	4,435,749
CIFC Funding 2022-II, Ser 2022-2A, Cl B
6.483%, TSFR3M + 1.850%, 04/19/35 (C)(D)	9,125,000	8,909,650
CIFC Funding, Ser 2018-1A, Cl A
5.795%, ICE LIBOR USD 3 Month + 1.000%, 04/18/31 (C)(D)	10,000,000	9,903,050
CIFC Funding, Ser 2018-1A, Cl C
6.545%, ICE LIBOR USD 3 Month + 1.750%, 04/18/31 (C)(D)	2,000,000	1,898,604
Dryden 68 CLO, Ser 2019-68A, Cl BR
6.492%, ICE LIBOR USD 3 Month + 1.700%, 07/15/35 (C)(D)	11,750,000	11,422,245
Elmwood CLO 20, Ser 2022-7A, Cl B1
7.158%, TSFR3M + 2.750%, 10/17/34 (C)(D)	5,625,000	5,637,617
Galaxy XV CLO, Ser 2013-15A, Cl CRR
6.642%, ICE LIBOR USD 3 Month + 1.850%, 10/15/30 (C)(D)	4,814,000	4,577,970
Galaxy XXI, Ser 2015-21A, Cl AR
5.828%, ICE LIBOR USD 3 Month + 1.020%, 04/20/31 (C)(D)	5,000,000	4,955,050
GoldenTree Credit Opportunities Financing, Ser 2012-1A, Cl A1R
6.449%, ICE LIBOR USD 3 Month + 1.680%, 06/15/34 (C)(D)	5,046,411	5,006,469
Golub Capital Partners, Ser 2013-17A, Cl A1R
6.468%, ICE LIBOR USD 3 Month + 1.650%, 10/25/30 (C)(D)	8,225,137	8,151,086
Golub Capital Partners, Ser 2014-21A, Cl AR
6.288%, ICE LIBOR USD 3 Month + 1.470%, 01/25/31 (C)(D)	11,000,000	10,800,427
Golub Capital Partners, Ser 2015-22A, Cl AR
5.988%, ICE LIBOR USD 3 Month + 1.180%, 01/20/31 (C)(D)	9,000,000	8,933,013

The accompanying notes are an integral part of the financial statements.

4

Description	Face Amount	Value
Golub Capital Partners, Ser 2015-23A, Cl AR
6.008%, ICE LIBOR USD 3 Month + 1.200%, 01/20/31 (C)(D)	$20,000,000	$19,859,140
Golub Capital Partners, Ser 2015-24A, Cl AR
6.132%, ICE LIBOR USD 3 Month + 1.600%, 11/05/29 (C)(D)	9,500,000	9,376,719
Golub Capital Partners, Ser 2015-24A, Cl DR
8.432%, ICE LIBOR USD 3 Month + 3.900%, 11/05/29 (C)(D)	3,000,000	2,764,812
Golub Capital Partners, Ser 2015-26A, Cl BR
6.358%, ICE LIBOR USD 3 Month + 1.550%, 04/20/31 (C)(D)	12,000,000	11,727,792
Golub Capital Partners, Ser 2017-19RA, Cl B1R2
6.358%, ICE LIBOR USD 3 Month + 1.550%, 04/20/34 (C)(D)	20,000,000	19,423,000
Golub Capital Partners, Ser 2018-36A, Cl A
5.832%, ICE LIBOR USD 3 Month + 1.300%, 02/05/31 (C)(D)	11,000,000	10,856,219
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
5.872%, ICE LIBOR USD 3 Month + 1.080%, 07/16/31 (C)(D)	13,000,000	12,840,256
NXT Capital CLO, Ser 2017-1A, Cl BRR
6.815%, ICE LIBOR USD 3 Month + 2.000%, 07/20/33 (C)(D)	9,000,000	8,472,735
NXT Capital CLO, Ser 2020-1A, Cl B
7.208%, ICE LIBOR USD 3 Month + 2.400%, 01/20/31 (C)(D)	2,250,000	2,168,487
Oak Hill Credit Partners X-R, Ser 2014-10RA, Cl BR
6.358%, ICE LIBOR USD 3 Month + 1.550%, 04/20/34 (C)(D)	8,000,000	7,682,208
Oak Hill Credit Partners X-R, Ser 2014-10RA, Cl CR
6.808%, ICE LIBOR USD 3 Month + 2.000%, 04/20/34 (C)(D)	5,100,000	4,877,385
Oaktree CLO, Ser 2019-3A, Cl BR
6.558%, ICE LIBOR USD 3 Month + 1.750%, 10/20/34 (C)(D)	13,500,000	13,065,178

Description	Face Amount	Value
OHA Credit Funding 7, Ser 2020-7A, Cl AR
5.933%, TSFR3M + 1.300%, 02/24/37 (C)(D)	$25,000,000	$24,668,275
OHA Credit Funding 7, Ser 2020-7A, Cl ER
10.883%, TSFR3M + 6.250%, 02/24/37 (C)(D)	2,500,000	2,237,882
OZLM Funding IV, Ser 2013-4A, Cl A2R
6.515%, ICE LIBOR USD 3 Month + 1.700%, 10/22/30 (C)(D)	5,000,000	4,912,185
Thayer Park CLO, Ser 2017-1A, Cl A2AR
6.208%, ICE LIBOR USD 3 Month + 1.400%, 04/20/34 (C)(D)	9,250,000	8,957,182
Thayer Park CLO, Ser 2017-1A, Cl BR
6.608%, ICE LIBOR USD 3 Month + 1.800%, 04/20/34 (C)(D)	9,500,000	9,112,058
Venture 37 CLO, Ser 2019-37A, Cl BR
6.542%, ICE LIBOR USD 3 Month + 1.750%, 07/15/32 (C)(D)	10,000,000	9,579,880
Venture XIX, Ser 2014-19A, Cl ARR
6.052%, ICE LIBOR USD 3 Month + 1.260%, 01/15/32 (C)(D)	19,250,000	18,938,150
Zais, Ser 2017-1A, Cl A2
6.292%, ICE LIBOR USD 3 Month + 1.500%, 07/15/29 (C)(D)	11,250,000	11,084,411
Zais, Ser 2018-1A, Cl B
6.242%, ICE LIBOR USD 3 Month + 1.450%, 04/15/29 (C)(D)	5,000,000	4,774,605

Total Collateralized Loan Obligations (Cost $501,695,442)		490,140,882

MORTGAGE-BACKED SECURITIES — 13.4%

Agency Mortgage-Backed Obligation — 2.9%
FHLMC
3.063%, ICE LIBOR USD 12 Month + 1.620%, 01/01/45 (C)	2,786,873	2,715,591
2.298%, ICE LIBOR USD 12 Month + 1.650%, 06/01/43 (C)	1,986,110	2,016,940
FHLMC, Ser 2011-3898, Cl FC
4.969%, LIBOR USD 1 Month + 0.510%, 11/15/36 (C)	1,152,248	1,144,573
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	559,426	56,324
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	5,089,701	5,054,483
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	1,338,440	32,988

The accompanying notes are an integral part of the financial statements.

5

Description	Face Amount	Value
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	$1,364,926	$21,476
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	1,197,016	49,230
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	12,845,138	1,801,642
FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	4,124,629	809,608
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	3,494,478	141,961
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	8,370,589	875,035
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	2,345,711	98,973
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	6,418,642	796,039
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	4,318,254	258,736
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	264,181	24,572
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	4,512,061
FHLMC, Ser 2019-4908, Cl AS, IO
1.594%, ICE LIBOR USD 1 Month + 6.100%, 01/25/45 (C)	10,326,462	1,324,591
FHLMC, Ser 2021-5085, Cl IG, IO
2.500%, 03/25/51	21,607,933	2,952,242
FHLMC, Ser 2022-5202, Cl KI, IO
3.500%, 06/25/49	16,597,916	2,766,571
FNMA
5.500%, 05/01/44	3,688,422	3,861,359
5.195%, ICE LIBOR USD 12 Month + 1.700%, 10/01/42 (C)	782,982	806,307
4.500%, 08/01/41	2,066,713	2,100,343
3.997%, ICE LIBOR USD 12 Month + 1.758%, 02/01/42 (C)	487,279	494,002
3.000%, 10/01/32 to 11/01/46	5,501,132	5,162,218
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	1,142,453	212,843
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	879,529	144,248
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	1,584,332	336,024
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	1,552,202	255,712
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	725,056	21,323
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	2,270,946	2,210,325
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	2,811,405	109,191
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	3,107,702	244,488

Description	Face Amount	Value
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	$5,000,000	$4,723,526
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	1,286,689	57,211
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	4,463,610	451,801
FNMA, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	2,221,865	170,004
FNMA, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	7,553,517	1,260,053
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	5,919,815	1,254,099
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	4,888,975	781,829
FNMA, Ser 2020-44, Cl MI, IO
2.500%, 01/25/57	12,734,536	2,088,320
GNMA, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	85,612	104
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (C)	7,753,590	1,033,084
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	441,256	7,299
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	2,726,481	165,513
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	2,197,356	180,130
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	2,877,662	96,434
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	10,811,811	1,552,802
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	2,620,844	81,715
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	15,115,085	3,420,928
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	931,332	21,031
GNMA, Ser 2019-137, Cl GI, IO
4.000%, 11/20/49	55,710,899	9,049,439
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	21,605,231	2,512,425
GNMA, Ser 2020-191, Cl CT
1.250%, 12/20/50	4,089,214	3,237,238
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	28,988,294	3,240,254

		78,797,258

Commercial Mortgage-Backed Obligation — 6.5%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl F
7.223%, ICE LIBOR USD 1 Month + 2.827%, 09/15/34 (C)(D)	12,500,000	11,011,939
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (C)	125,180	121,489
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (D)	8,000,000	4,468,360
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (D)	13,000,000	7,567,240

The accompanying notes are an integral part of the financial statements.

6

Description	Face Amount	Value
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (D)	$10,000,000	$8,504,290
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.544%, 03/09/44 (C)(D)	8,000,000	6,973,654
BXMT, Ser 2020-FL2, Cl A
5.497%, TSFR1M + 1.014%, 02/15/38 (C)(D)	9,994,174	9,845,041
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.037%, 06/10/48 (C)	5,000,000	4,210,688
Commercial Mortgage Trust, Ser 2012-CR2, Cl D
4.871%, 08/15/45 (C)(D)	89,925	82,962
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
5.003%, 04/10/47 (C)(D)	9,500,000	8,780,984
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.436%, 12/10/47 (C)	4,000,000	3,708,039
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.297%, 02/10/48 (C)(D)	9,000,000	6,756,644
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
4.715%, ICE LIBOR USD 1 Month + 0.250%, 04/15/37 (C)	42,889	42,573
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	3,833	3,766
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/49 (D)(E)	2,583,554	2,424,977
DROP Mortgage Trust, Ser 2021-FILE, Cl D
7.210%, ICE LIBOR USD 1 Month + 2.750%, 10/15/43 (C)(D)	15,000,000	13,272,291
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
6.005%, 11/25/52 (C)(D)	33,194,372	28,797,711
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A
3.144%, 12/10/36 (D)	10,000,000	9,443,317
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.053%, 04/25/48 (C)(D)	5,000,000	4,766,599
FREMF Mortgage Trust, Ser 2016-K57, Cl C
3.918%, 08/25/49 (C)(D)	8,840,000	8,340,490
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (C)(D)	2,500,000	2,119,312
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.334%, 06/15/49 (C)	4,328,000	3,606,814

Description	Face Amount	Value
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.672%, 02/15/51 (C)	$1,763,153	$1,655,798
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (C)(F)	1,000,000	—
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (D)	3,000,000	2,802,700
MFRA Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (C)(D)	4,000,000	3,485,056
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.722%, 05/15/49 (C)	2,413,000	2,167,252
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.726%, 01/15/59 (C)	5,000,000	4,588,113
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (C)(D)	2,000,000	1,617,512
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,408,656
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.058%, 08/17/36 (C)(D)	5,000,000	4,567,785
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
5.024%, 03/15/46 (C)	3,000,000	2,913,152
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (C)(D)	7,310,000	6,066,204

		179,121,408

Non-Agency Residential Mortgage-Backed Obligation — 4.0%
510 Asset Backed Trust, Ser 2021-NPL1, Cl A2
3.967%, 06/25/61 (D)(E)	20,000,000	17,439,470
510 Asset Backed Trust, Ser 2021-NPL2, Cl A2
4.090%, 06/25/61 (D)(E)	7,000,000	6,150,847
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (C)(D)	2,263,109	1,772,398
Arroyo Mortgage Trust, Ser 2019-2, Cl A2
3.498%, 04/25/49 (C)(D)	2,339,136	2,209,256
CAFL, Ser 2021-RTL1, Cl A1
2.239%, 03/28/29 (D)(E)	2,000,000	1,779,287
CAFL, Ser 2022-RTL1, Cl A1
4.250%, 05/28/29 (E)	7,000,000	6,566,846
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, ICE LIBOR USD 1 Month + 2.250%, 02/25/37 (C)(F)	1,000,000	—
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (C)(D)	871,889	800,441

The accompanying notes are an integral part of the financial statements.

7

Description	Face Amount	Value
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (C)(D)	$141,981	$139,395
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (C)(D)	1,477,406	1,396,387
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (D)(E)	4,755,000	3,999,417
PRET, Ser 2021-NPL5, Cl A2
4.704%, 10/25/51 (D)(E)	7,000,000	6,137,341
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (D)(E)	7,230,253	6,585,278
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (C)(D)	6,000,000	5,441,261
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (D)(E)	9,000,000	7,786,570
Pretium Mortgage Credit Partners I, Ser 2021-NPL2, Cl A2
3.844%, 06/27/60 (D)(E)	2,750,000	2,321,238
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (D)(E)	8,000,000	7,141,525
PRPM, Ser 2021-5, Cl A2
3.721%, 06/25/26 (D)(E)	5,000,000	4,266,658
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (C)(D)	625,478	553,114
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (D)(E)	5,000,000	4,600,391
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.849%, 04/25/43 (C)(D)	50,730,389	1,218,605
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2
3.500%, 08/25/47 (C)(D)	78,829	73,339
Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2
4.000%, 10/25/48 (C)(D)	40,772	40,317
Toorak Mortgage, Ser 2021-1, Cl M1
5.805%, 06/25/24 (D)(E)	15,000,000	13,780,485
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (D)(E)	4,000,000	3,560,782
Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Cl A1
3.000%, 12/25/49 (C)(D)	2,558,531	2,231,642
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.918%, 06/20/44 (C)(D)	466,991	442,776
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (C)(D)	144,837	138,391
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (C)(D)	369,658	349,828
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (C)(D)	448,242	414,021

Description	Face Amount	Value
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (C)(D)	$594,480	$551,050

		109,888,356

Total Mortgage-Backed Securities (Cost $415,380,129)		367,807,022

ASSET-BACKED SECURITIES — 12.4%

Automotive — 8.6%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (D)	13,000,000	12,310,576
American Credit Acceptance Receivables Trust, Ser 2020-2, Cl E
7.600%, 02/16/27 (D)	13,750,000	13,763,342
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D
2.400%, 06/15/26 (D)	6,500,000	6,336,981
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl E
3.650%, 12/14/26 (D)	4,000,000	3,871,844
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl C
4.410%, 06/13/28 (D)	5,000,000	4,913,460
American Credit Acceptance Receivables Trust, Ser 2022-4, Cl C
7.860%, 02/15/29 (D)	5,000,000	5,202,262
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl C
5.590%, 04/12/29 (D)	5,000,000	4,999,165
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl D
2.300%, 11/22/27 (D)	1,250,000	1,149,616
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E
9.320%, 10/22/29 (D)	2,600,000	2,606,909
Avid Automobile Receivables Trust, Ser 2019-1, Cl D
4.030%, 07/15/26 (D)	1,300,000	1,292,997
CarNow Auto Receivables Trust, Ser 2021-2A, Cl C
1.690%, 03/15/27 (D)	3,330,000	3,181,842
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (D)	4,000,000	3,649,825
CarNow Auto Receivables Trust, Ser 2023-1A, Cl E
12.040%, 04/16/29 (D)	5,000,000	4,822,373
Carvana Auto Receivables Trust, Ser 2019-4A, Cl E
4.700%, 10/15/26 (D)	1,000,000	947,691
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (D)	7,000,000	6,493,754

The accompanying notes are an integral part of the financial statements.

8

Description	Face Amount	Value
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (D)	$6,055,000	$5,999,121
CPS Auto Receivables Trust, Ser 2019-D, Cl D
2.720%, 09/15/25 (D)	1,479,159	1,465,437
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (D)	6,000,000	5,853,103
DT Auto Owner Trust, Ser 2020-1A, Cl E
3.480%, 02/16/27 (D)	4,500,000	4,347,721
DT Auto Owner Trust, Ser 2020-3A, Cl D
1.840%, 06/15/26 (D)	2,000,000	1,884,553
DT Auto Owner Trust, Ser 2021-1A, Cl E
2.380%, 01/18/28 (D)	1,000,000	918,619
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/27 (D)	5,500,000	4,974,357
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl D
2.730%, 12/15/25 (D)	2,331,987	2,284,881
First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (D)	4,000,000	3,913,162
First Investors Auto Owner Trust, Ser 2020-1A, Cl E
4.630%, 06/16/26 (D)	5,510,000	5,405,695
First Investors Auto Owner Trust, Ser 2020-1A, Cl F
7.070%, 06/15/27 (D)	5,300,000	5,266,738
First Investors Auto Owner Trust, Ser 2022-1A, Cl E
5.410%, 06/15/29 (D)	2,280,000	2,107,084
Flagship Credit Auto Trust, Ser 2019-2, Cl D
3.530%, 05/15/25 (D)	5,190,000	5,072,216
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (D)	7,931,000	7,213,758
Flagship Credit Auto Trust, Ser 2020-2, Cl E
8.220%, 09/15/27 (D)	8,000,000	8,088,411
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl E
3.490%, 04/15/26 (D)	1,300,000	1,280,575
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (D)	4,230,000	3,830,043
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl D
3.840%, 05/15/26 (D)	6,000,000	5,859,031
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl D
3.680%, 11/16/26 (D)	5,000,000	4,806,799
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl E
3.510%, 10/15/27 (D)	650,000	616,457

Description	Face Amount	Value
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl E
8.350%, 10/15/29 (D)	$1,990,000	$1,889,650
GLS Auto Receivables Trust, Ser 2022-1A, Cl E
5.640%, 05/15/29 (D)	4,000,000	3,590,706
Hertz Vehicle Financing, Ser 2021-1A, Cl D
3.980%, 12/26/25 (D)	10,000,000	9,204,838
Invesco CLO, Ser 2022-3A, Cl B
6.605%, TSFR3M + 2.750%, 10/22/35 (C)(D)	6,000,000	6,001,434
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl E
7.690%, 05/15/26 (D)	9,006,000	8,976,400
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl F
10.120%, 01/16/29 (D)	27,740,000	28,561,551
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (D)	6,250,000	6,187,343
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl E
3.280%, 03/15/27 (D)	1,000,000	913,315
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl C
1.330%, 09/16/24 (D)	2,000,000	1,981,647
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (D)	4,000,000	3,855,106
United Auto Credit Securitization Trust, Ser 2022-2, Cl D
6.840%, 01/10/28 (D)	5,389,000	5,258,078
Veros Auto Receivables Trust, Ser 2021-1, Cl C
3.640%, 08/15/28 (D)	4,320,000	4,009,869

		237,160,335

Credit Card — 0.3%
Master Credit Card Trust II, Ser 2020-1A, Cl C
2.590%, 09/21/24 (D)	2,000,000	1,989,812
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl A
2.500%, 09/21/26 (D)	3,000,000	2,778,239
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl C
5.200%, 09/21/26 (D)	1,780,000	1,574,969

		6,343,020

Other Asset-Backed Securities — 3.5%
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (D)	5,993,367	5,558,674
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (D)	1,362,833	1,207,160
CF Hippolyta Issuer, Ser 2020-1, Cl A2
1.990%, 07/15/60 (D)	5,294,102	4,500,401

The accompanying notes are an integral part of the financial statements.

9

Description	Face Amount	Value
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (D)	$3,892,247	$3,837,602
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A
2.890%, 02/20/32 (D)	1,004,536	984,513
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (D)	2,963,156	2,689,452
Harley Marine Financing, Ser 2018-1A, Cl A2
6.682%, 05/15/43 (D)(E)	9,740,989	9,458,344
Harley Marine Financing, Ser 2018-1A, Cl B
8.869%, 05/15/43 (D)(E)	6,000,000	5,669,988
JG Wentworth XXI LLC, Ser 2010-2A, Cl B
7.450%, 01/15/50 (D)	1,131,826	1,134,979
JGWPT XXVI LLC, Ser 2012-2A, Cl B
6.770%, 10/17/61 (D)	1,414,461	1,453,702
Kapitus Asset Securitization, Ser 2022-1A, Cl A
3.382%, 07/10/28 (D)	8,000,000	7,497,782
Marlette Funding Trust, Ser 2020-1A, Cl D
3.540%, 03/15/30 (D)	1,081,791	1,058,081
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (D)	2,851,160	2,458,498
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (D)	3,000,000	2,730,295
Oportun Issuance Trust, Ser 2022- A, Cl C
7.400%, 06/09/31 (D)	3,000,000	2,756,774
Orange Lake Timeshare Trust, Ser 2019-A, Cl C
3.610%, 04/09/38 (D)	1,353,514	1,286,020
Orange Lake Timeshare Trust, Ser 2019-A, Cl D
4.930%, 04/09/38 (D)	223,333	207,922
Pawnee Equipment Receivables, Ser 2019-1, Cl D
2.860%, 10/15/24 (D)	5,500,000	5,412,061
Pawnee Equipment Receivables, Ser 2019-1, Cl E
3.800%, 01/15/26 (D)	2,500,000	2,457,476
Pawneee Equipment Receivables, Ser 2021-1, Cl C
2.300%, 07/15/27 (D)	4,700,000	4,230,279
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (D)	4,000,000	3,932,988
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (D)	1,715,776	761,777
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (D)	3,459,000	3,382,847

Description	Face Amount	Value
Textainer Marine Containers VII, Ser 2020-2A, Cl B
3.340%, 09/20/45 (D)	$1,551,198	$1,370,559
Triton Container Finance VIII, Ser 2020-1A, Cl B
3.740%, 09/20/45 (D)	801,667	706,618
TRTX Issuer, Ser 2021-FL4, Cl C
6.865%, ICE LIBOR USD 1 Month + 2.400%, 03/15/38 (C)(D)	10,000,000	9,252,190
VOLT CIII, Ser 2021-CF1, Cl A2
3.967%, 08/25/51 (D)(E)	3,303,000	2,765,070
VR Funding, Ser 2020-1A, Cl A
2.790%, 11/15/50 (D)	6,540,130	5,555,846
VR Funding, Ser 2020-1A, Cl C
6.420%, 11/15/50 (D)	3,912,813	3,449,045

		97,766,943

Student Loan — 0.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (D)	1,313,399	1,229,877

Total Asset-Backed Securities
(Cost $356,702,478)		342,500,175

MUNICIPAL BONDS — 1.7%
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	6,536,496	5,506,998
Mission, Economic Development, RB
8.550%, 12/01/21(F)(G)	2,125,000	21,250
Mission, Economic Development, RB
10.875%, 12/01/28(F)(G)	3,315,000	33,150
9.750%, 12/01/25(F)(G)	3,045,000	30,450
North Texas Tollway Authority, RB
8.410%, 02/01/30	2,005,000	2,225,305
Northwest Independent School District, Ser A, GO, PSF-GTD
1.776%, 02/15/31	2,000,000	1,656,649
1.836%, 02/15/32	1,890,000	1,537,927
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB, CITY APPROP ST AID WITHHLDG
8.000%, 05/15/29	5,000,000	5,007,997
San Juan, Higher Education Finance Authority, RB
8.250%, 08/15/29	4,400,000	4,410,691
State of Illinois, Ser A, GO
3.140%, 10/01/24	14,460,000	14,057,444
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,019,069
Texas State, Transportation Commission State Highway Fund, RB
4.000%, 10/01/33	3,000,000	2,886,382

The accompanying notes are an integral part of the financial statements.

10

Description	Face Amount	Value
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	$3,980,000	$4,140,519
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,233,834

Total Municipal Bonds (Cost $56,861,191)		46,767,665

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FAMC
6.125%, 10/27/32	3,000,000	3,000,175
FFCB
5.490%, 09/22/42	1,000,000	991,369
2.920%, 04/29/26	5,635,000	5,398,179
2.070%, 12/21/40	5,000,000	3,405,916
FHLB
6.610%, 11/09/34	2,000,000	2,003,720
6.230%, 12/28/37	2,000,000	2,009,561
6.110%, 12/21/32	12,000,000	11,983,017
2.625%, 12/08/36	1,000,000	803,672
2.375%, 01/14/37	3,000,000	2,334,570
2.150%, 09/23/36	1,500,000	1,141,191

Total U.S. Government Agency Obligations (Cost $36,124,287)		33,071,370

SOVEREIGN DEBT — 1.1%
Argentine Republic Government International Bond
1.500%, 07/09/35 (E)	8,925,940	2,743,088
1.000%, 07/09/29	717,588	244,465
0.500%, 07/09/30 (E)	5,141,000	1,832,924
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	3,678,467
Oman Government International Bond
6.500%, 03/08/47 (D)	15,000,000	14,325,000
Provincia de Buenos Aires
5.250%, 09/01/37 (D)(E)	333,959	131,985
Suriname Government International Bond
12.875%, 12/30/23 (D)	8,000,000	6,384,000
Ukraine Government International Bond
7.750%, 09/01/24	5,000,000	1,225,930

Total Sovereign Debt (Cost $38,860,798)		30,565,859

	Shares
COMMON STOCK — 0.5%
Paratus Energy Services(F)	27,367	14,943,203

Total Common Stock (Cost $ –)		14,943,203

COMMERCIAL PAPER — 0.5%
Barclays Capital
4.462%, 02/14/23 (A)	1,000,000	998,257
Barton Capital
4.515%, 02/27/23 (A)(D)	1,000,000	—
BP Capital Markets
4.412%, 02/01/23 (A)(D)	1,000,000	999,878

Description	Shares	Value
DCAT
4.486%, 02/24/23 (A)	$1,000,000	$996,981
4.462%, 02/17/23 (A)	1,000,000	997,867
4.396%, 02/03/23 (A)	1,000,000	999,634
Duke Energy
4.576%, 02/23/23 (A)(D)	1,000,000	996,964
General Motors Financial
4.919%, 02/06/23 (A)(D)	1,000,000	999,179
Humana
4.870%, 02/09/23 (A)(D)	1,000,000	998,797
4.768%, 02/23/23 (A)(D)	1,000,000	996,909
John Deere Canada ULC
4.313%, 02/10/23 (A)(D)	1,000,000	998,762
Liberty Utilities
4.767%, 02/15/23 (A)	1,000,000	998,037
Oracle
4.657%, 02/16/23 (A)(D)	1,000,000	997,906
Philip Morris International
4.445%, 02/08/23 (A)(D)	1,000,000	998,984
PPG Industries
4.668%, 02/02/23 (A)	1,000,000	999,746
Siemens Capital
4.465%, 02/21/23 (A)(D)	1,000,000	997,396

Total Commercial Paper (Cost $15,974,300)		14,975,297

Total Investments — 97.4% (Cost $2,796,838,812)		$2,685,614,759

Percentages are based on Net Assets of $2,756,384,016.

‡	Real Estate Investment Trust
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2023 was $1,408,382,737 and represents 51.1% of Net Assets.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2023. The coupon on a step bond changes on a specific date.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Security in default on interest payments.

The accompanying notes are an integral part of the financial statements.

11

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
U.S. Treasury Obligations	$227,956,250	$617,818,981	$—		$845,775,231
Corporate Obligations	—	499,068,055	—		499,068,055
Collateralized Loan
Obligations	—	490,140,882	—		490,140,882
Mortgage-Backed
Securities	—	367,807,022	—	^	367,807,022
Asset-Backed
Securities	—	342,500,175	—		342,500,175
Municipal Bonds	—	46,682,815	84,850		46,767,665
U.S. Government Agency Obligations	—	33,071,370	—		33,071,370
Sovereign Debt	—	30,565,859	—		30,565,859
Commercial Paper	—	14,975,297	—		14,975,297
Common Stock	—	—	14,943,203		14,943,203

Total Investments in Securities	$227,956,250	$2,442,630,456	$15,028,053		$2,685,614,759

^ This category includes securities with a value of $0.

(1) A reconciliation of Level 3 investments is presented when the fund has significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

12

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 39.6%

Communication Services — 4.8%
ANGI Group
3.875%, 08/15/28 (A)	$2,000,000	$1,533,060
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (A)	900,000	876,870
Photo Holdings Merger Sub
8.500%, 10/01/26 (A)	1,500,000	750,000
Sprint
7.875%, 09/15/23	1,500,000	1,522,310
T-Mobile USA
3.500%, 04/15/31	3,000,000	2,684,549

		7,366,789

Consumer Discretionary — 13.4%
Airswift Global
13.150%, ICE LIBOR USD 3 Month + 8.500%, 05/12/25 (A)(B)	2,000,000	2,000,000
APX Group
5.750%, 07/15/29 (A)	3,000,000	2,595,197
Beazer Homes USA
7.250%, 10/15/29 (A)	1,000,000	923,750
Bloomin’ Brands
5.125%, 04/15/29 (A)	2,500,000	2,232,875
Choice Hotels International
3.700%, 12/01/29	2,000,000	1,800,175
Dillard’s
7.000%, 12/01/28	500,000	515,053
Empire Resorts
7.750%, 11/01/26 (A)	2,000,000	1,621,745
Imperial Brands Finance
6.125%, 07/27/27 (A)	500,000	513,423
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	2,000,000	1,662,860
MajorDrive Holdings IV
6.375%, 06/01/29 (A)	3,000,000	2,370,450
NES Fircroft Bondco
11.750%, 09/29/26 (A)	500,000	505,256
Rent-A-Center
6.375%, 02/15/29 (A)	1,000,000	850,000
Scientific Games International
8.625%, 07/01/25 (A)	2,000,000	2,037,500

Description	Face Amount	Value
STL Holding
7.500%, 02/15/26 (A)	$1,500,000	$1,316,020

		20,944,304

Energy — 4.3%
Colonial Pipeline
8.375%, 11/01/30 (A)	1,500,000	1,770,812
Murphy Oil
5.750%, 08/15/25	424,000	422,278
Tiger Holdco Pte
13.000% PIK, 06/10/23 (A)	2,084,434	2,068,801
VistaJet Malta Finance
7.875%, 05/01/27 (A)	2,500,000	2,425,000

		6,686,891

Financials — 3.0%
Athene Holding
6.150%, 04/03/30	500,000	515,820
Credit Suisse Group
6.373%, U.S. SOFR + 3.340%, 07/15/26 (A)(B)	1,000,000	970,942
Deutsche Bank MTN
4.296%, USD Swap Semi 30/360 5 Yr Curr + 2.248%, 05/24/28 (B)	–	—
Royal Bank of Canada MTN
5.200%, 01/31/33	1,000,000	999,845
UBS
5.125%, 05/15/24	1,500,000	1,485,270
Westpac Banking
2.894%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.350%, 02/04/30 (B)	1,000,000	933,357

		4,905,234

Industrials — 6.7%
Boeing
5.150%, 05/01/30	2,000,000	2,015,830
2.196%, 02/04/26	1,000,000	924,528
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26 (A)	2,500,000	2,382,725
Flowserve
3.500%, 10/01/30	2,000,000	1,743,959
Lockheed Martin
5.250%, 01/15/33	1,500,000	1,600,682
Masco
7.750%, 08/01/29	1,088,000	1,237,295
Regal Rexnord
6.300%, 02/15/30 (A)	500,000	509,831

		10,414,850

Information Technology — 4.3%
Amkor Technology
6.625%, 09/15/27 (A)	1,000,000	1,004,120
Apple
3.850%, 05/04/43	2,000,000	1,817,828
Castle US Holding
9.500%, 02/15/28 (A)	1,000,000	380,242
Consensus Cloud Solutions
6.000%, 10/15/26 (A)	1,000,000	955,643
Kyndryl Holdings
4.100%, 10/15/41	3,829,000	2,534,944

		6,692,777

The accompanying notes are an integral part of the financial statements.

13

Description	Face Amount	Value
Materials — 0.3%
Mineral Resources
8.125%, 05/01/27 (A)	$420,000	$423,150

Real Estate — 2.3%
GLP Capital
3.250%, 01/15/32 ‡	2,500,000	2,072,798
Sabra Health Care
3.200%, 12/01/31 ‡	2,000,000	1,544,867

		3,617,665

Utilities — 0.5%
Pacific Gas and Electric
4.500%, 07/01/40	1,000,000	823,199

Total Corporate Obligations (Cost $67,460,190)		61,874,859

COLLATERALIZED LOAN OBLIGATIONS — 26.1%
Apidos XI, Ser 2012-11A, Cl ER3
11.362%, ICE LIBOR USD 3 Month + 6.570%, 04/17/34 (A)(B)	1,000,000	915,130
Audax Senior Debt 6, Ser 2021-6A, Cl B
6.758%, ICE LIBOR USD 3 Month + 1.950%, 10/20/33 (A)(B)	1,000,000	928,508
BCC Middle Market, Ser 2018-1A, Cl B
7.808%, ICE LIBOR USD 3 Month + 3.000%, 10/20/30 (A)(B)	1,000,000	953,579
Benefit Street Partners III, Ser 2013-IIIA, Cl DR
11.408%, ICE LIBOR USD 3 Month + 6.600%, 07/20/29 (A)(B)	2,500,000	2,290,425
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
8.708%, ICE LIBOR USD 3 Month + 3.900%, 07/20/29 (A)(B)	2,000,000	1,944,528
BlueMountain XXX, Ser 2020-30A, Cl ER
11.358%, TSFR3M + 6.700%, 04/15/35 (A)(B)	2,000,000	1,822,582
Carlyle Global Market Strategies, Ser 2014-1A, Cl CR2
6.592%, ICE LIBOR USD 3 Month + 1.800%, 04/17/31 (A)(B)	1,250,000	1,184,464
CARLYLE US, Ser 2018-1A, Cl B
6.658%, ICE LIBOR USD 3 Month + 1.850%, 04/20/31 (A)(B)	2,000,000	1,896,780
Chenango Park, Ser 2018-1A, Cl B
6.642%, ICE LIBOR USD 3 Month + 1.850%, 04/15/30 (A)(B)	1,000,000	953,523
CIFC Funding, Ser 2018-1A, Cl C
6.545%, ICE LIBOR USD 3 Month + 1.750%, 04/18/31 (A)(B)	500,000	474,651

Description	Face Amount	Value
Golub Capital Partners, Ser 2015-24A, Cl DR
8.432%, ICE LIBOR USD 3 Month + 3.900%, 11/05/29 (A)(B)	$2,000,000	$1,843,208
Golub Capital Partners, Ser 2015-26A, Cl BR
6.358%, ICE LIBOR USD 3 Month + 1.550%, 04/20/31 (A)(B)	1,000,000	977,316
Golub Capital Partners, Ser 2017-17A, Cl BR
7.718%, ICE LIBOR USD 3 Month + 2.900%, 10/25/30 (A)(B)	1,500,000	1,428,963
Golub Capital Partners, Ser 2017-21A, Cl CR
7.268%, ICE LIBOR USD 3 Month + 2.450%, 01/25/31 (A)(B)	3,000,000	2,850,000
Golub Capital Partners, Ser 2017-22A, Cl CR
6.658%, ICE LIBOR USD 3 Month + 1.850%, 01/20/31 (A)(B)	1,500,000	1,427,320
Golub Capital Partners, Ser 2017-23A, Cl BR
6.358%, ICE LIBOR USD 3 Month + 1.550%, 01/20/31 (A)(B)	1,000,000	953,895
Golub Capital Partners, Ser 2017-23A, Cl CR
6.608%, ICE LIBOR USD 3 Month + 1.800%, 01/20/31 (A)(B)	2,000,000	1,903,734
Golub Capital Partners, Ser 2018-36A, Cl B
6.182%, ICE LIBOR USD 3 Month + 1.650%, 02/05/31 (A)(B)	2,000,000	1,922,426
Golub Capital Partners, Ser 2018-36A, Cl C
6.632%, ICE LIBOR USD 3 Month + 2.100%, 02/05/31 (A)(B)	1,500,000	1,404,741
Jay Park, Ser 2018-1A, Cl BR
6.808%, ICE LIBOR USD 3 Month + 2.000%, 10/20/27 (A)(B)	1,000,000	971,605
LCM XXII, Ser 2018-22A, Cl BR
6.808%, ICE LIBOR USD 3 Month + 2.000%, 10/20/28 (A)(B)	1,500,000	1,431,612
MCF VIII, Ser 2018-1A, Cl B
6.545%, ICE LIBOR USD 3 Month + 1.750%, 07/18/30 (A)(B)	3,000,000	2,889,120
OZLM Funding IV, Ser 2017-4A, Cl BR
7.015%, ICE LIBOR USD 3 Month + 2.200%, 10/22/30 (A)(B)	2,000,000	1,937,734

The accompanying notes are an integral part of the financial statements.

14

Description	Face Amount	Value
Race Point IX, Ser 2017-9A, Cl BR
6.942%, ICE LIBOR USD 3 Month + 2.150%, 10/15/30 (A)(B)	$4,000,000	$3,796,568
Race Point IX, Ser 2017-9A, Cl DR
11.692%, ICE LIBOR USD 3 Month + 6.900%, 10/15/30 (A)(B)	2,000,000	1,685,106

Total Collateralized Loan Obligations (Cost $43,080,375)		40,787,518

ASSET-BACKED SECURITIES — 22.0%
Automotive — 11.8%
ACC Auto Trust, Ser 2021-A, Cl D 6.100%, 06/15/29 (A)	1,000,000	946,967
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl F
4.870%, 11/13/28 (A)	2,600,000	2,362,983
Avid Automobile Receivables Trust, Ser 2019-1, Cl E
6.760%, 05/17/27 (A)	1,000,000	994,007
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,799,210
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	1,000,000	912,456
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	2,000,000	1,762,130
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (A)	1,590,000	1,475,010
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	500,000	495,386
DT Auto Owner Trust, Ser 2019-4A, Cl E
3.930%, 10/15/26 (A)	2,000,000	1,944,880
DT Auto Owner Trust, Ser 2020-3A, Cl E
3.620%, 10/15/27 (A)	1,500,000	1,412,596
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	1,443,000	1,239,756
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	1,000,000	905,448
GLS Auto Receivables Issuer Trust,
Ser 2021-4A, Cl E 4.430%, 10/16/28 (A)	1,500,000	1,276,385
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (A)	1,000,000	963,777

		18,490,991

Credit Card — 1.8%
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl C
5.200%, 09/21/26 (A)	2,000,000	1,769,628

Description	Face Amount	Value
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/26 (A)	$1,000,000	$972,933

		2,742,561

Other Asset-Backed Securities — 8.4%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	1,348,000	1,238,061
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (A)	998,895	926,446
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (A)	778,449	767,520
Credibly Asset Securitization II, Ser 2021-1A, Cl B
3.380%, 04/15/26 (A)	524,000	484,786
Harley Marine Financing, Ser 2018-1A, Cl A2
6.682%, 05/15/43 (A)(C)	1,708,945	1,659,359
Kapitus Asset Securitization, Ser 2022-1A, Cl A
3.382%, 07/10/28 (A)	1,500,000	1,405,834
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	205,742	191,569
NMEF Funding, Ser 2021-A, Cl D 5.780%, 12/15/27 (A)	1,300,000	1,263,423
Pawnee Equipment Receivables, Ser 2019-1, Cl E
3.800%, 01/15/26 (A)	1,500,000	1,474,486
Pawneee Equipment Receivables, Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	353,000	317,238
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	1,000,000	983,247
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	285,963	126,963
SCF Equipment Leasing, Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	1,500,000	1,346,608
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (A)	960,833	939,680

		13,125,220

Total Asset-Backed Securities (Cost $36,811,281)		34,358,772

MORTGAGE-BACKED SECURITIES — 8.0%

Commercial Mortgage-Backed Obligation — 3.9%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	582,095
BXMT, Ser 2020-FL2, Cl A
5.497%, TSFR1M + 1.014%, 02/15/38 (A)(B)	768,783	757,311

The accompanying notes are an integral part of the financial statements.

15

Description	Face Amount	Value
Cold Storage Trust, Ser 2020-ICE5, Cl E
7.225%, ICE LIBOR USD 1 Month + 2.766%, 11/15/37 (A)(B)	$982,991	$958,362
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.436%, 12/10/47 (B)	1,000,000	927,010
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.297%, 02/10/48 (A)(B)	1,517,000	1,138,870
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.053%, 04/25/48 (A)(B)	1,000,000	953,320
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	1,000,000	829,850

		6,146,818

Non-Agency Residential Mortgage-Backed Obligation — 4.1%
PRET, Ser 2021-NPL3, Cl A2 3.721%, 07/25/51 (A)(C)	500,000	420,549
PRET, Ser 2021-RN3, Cl A1 1.843%, 09/25/51 (A)(C)	804,339	732,588
PRET, Ser 2021-RN4, Cl A2 5.194%, 10/25/51 (A)(B)	1,850,000	1,677,722
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (A)(C)	1,000,000	865,174
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (A)(C)	1,000,000	892,691
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (A)(C)	1,000,000	920,078
VOLT, Ser 2021-CF2, Cl A2 5.316%, 11/27/51 (A)(C)	1,000,000	890,195

		6,398,997

Total Mortgage-Backed Securities (Cost $13,761,537)		12,545,815

	Shares
PREFERRED STOCK — 0.1%

Communication Services — 0.1%
MYT Holding LLC 10.000%, 06/07/29 *(A)	64,528	60,334

Total Preferred Stock (Cost $64,528)		60,334

COMMON STOCK — 0.0%
Erickson*(D)	3,761	6,837

Total Common Stock (Cost $1,829,567)		6,837

Total Investments — 95.8% (Cost $163,007,478)		$149,634,135

Percentages are based on Net Assets of $ 156,153,488.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2023 was $121,505,701 and represents 77.8% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2023. The coupon on a step bond changes on a specific date.
(D)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$61,874,859	$—	$61,874,859
Collateralized Loan Obligations	—	40,787,518	—	40,787,518
Asset-Backed Securities	—	34,358,772	—	34,358,772
Mortgage-Backed Securities	—	12,545,815	—	12,545,815
Preferred Stock	—	60,334	—	60,334
Common Stock	—	—	6,837	6,837

Total Investments in Securities	$—	$149,627,298	$6,837	$149,634,135

(1) A reconciliation of Level 3 investments is presented when the fund has significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

16

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 51.9%

Automotive — 30.8%
ACC Auto Trust, Ser 2021-A, Cl A
1.080%, 04/15/27 (A)	$320,489	$316,996
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/25 (A)	22,260	22,223
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl C
4.410%, 06/13/28 (A)	2,000,000	1,965,384
American Credit Acceptance Receivables Trust, Ser 2022-4, Cl B
6.750%, 10/13/26 (A)	2,000,000	2,026,274
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl C
5.590%, 04/12/29 (A)	1,000,000	999,833
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (A)	459,788	445,354
Arivo Acceptance Auto Loan Receivables Trust, Ser 2022-1A, Cl A
3.930%, 05/15/28 (A)	664,310	645,835
Avid Automobile Receivables Trust, Ser 2021-1, Cl D
1.990%, 04/17/28 (A)	1,300,000	1,184,897
Canadian Pacer Auto Receivables Trust, Ser 2021-1A, Cl C
1.460%, 12/20/27 (A)	2,000,000	1,847,325
Carmax Auto Owner Trust, Ser 2022-4, Cl C
6.490%, 07/17/28	3,500,000	3,631,593
Carmax Auto Owner Trust, Ser 2022-4, Cl D
8.080%, 04/16/29	1,500,000	1,588,099

Description	Face Amount	Value
CarNow Auto Receivables Trust, Ser 2021-2A, Cl B
1.300%, 01/15/26 (A)	$3,978,467	$3,917,416
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/30 (A)	2,590,000	2,489,086
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl C
1.630%, 09/16/30 (A)	1,700,000	1,546,409
DT Auto Owner Trust, Ser 2020-1A, Cl D
2.550%, 11/17/25 (A)	5,500,000	5,391,041
DT Auto Owner Trust, Ser 2020-3A, Cl C
1.470%, 06/15/26 (A)	1,410,000	1,373,058
DT Auto Owner Trust, Ser 2022-2A, Cl D
5.460%, 03/15/28 (A)	4,000,000	3,908,022
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/25	174,351	173,394
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/27 (A)	1,356,512	1,318,482
Flagship Credit Auto Trust, Ser 2022-4, Cl B
6.780%, 10/15/27 (A)	1,500,000	1,537,104
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl D
2.600%, 01/15/26 (A)	2,100,000	2,064,676
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl D
1.920%, 09/15/27 (A)	5,500,000	5,045,641
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl D
3.070%, 05/15/28 (A)	4,780,000	4,310,431
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/27 (A)	6,000,000	5,635,270
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (A)	1,020,000	940,260
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl D
1.480%, 07/15/27 (A)	3,000,000	2,723,953
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl A
0.840%, 07/15/25 (A)	584,380	576,124
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/27 (A)	11,000,000	9,728,817
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/25 (A)	3,000,000	2,790,946
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	840,653	814,203

The accompanying notes are an integral part of the financial statements.

17

Description	Face Amount	Value
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	$931,391	$887,809
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	4,000,000	3,614,163
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	3,000,000	2,896,629
Synchrony Card Funding, Ser 2022-A2, Cl A
3.860%, 07/15/28	5,500,000	5,406,495
United Auto Credit Securitization Trust, Ser 2022-2, Cl D
6.840%, 01/10/28 (A)	3,000,000	2,927,117
United Auto Credit Securitization Trust, Ser 2023-1, Cl C
6.280%, 07/10/28 (A)	4,326,000	4,316,571
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl D
2.760%, 01/15/26 (A)	4,500,000	4,396,272
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl C
1.240%, 11/17/25 (A)	1,000,000	976,174
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/26 (A)	11,000,000	10,210,477
Westlake Automobile Receivables Trust, Ser 2022-3A, Cl D
6.680%, 04/17/28 (A)	7,000,000	6,977,993

		113,567,846

Credit Card — 8.8%
American Express Credit Account Master Trust, Ser 2022-4, Cl A
4.950%, 10/15/27	4,829,000	4,899,778
Avant Credit Card Master Trust, Ser 2021-1A, Cl A
1.370%, 04/15/27 (A)	1,220,000	1,124,902
Capital One Multi-Asset Execution Trust, Ser 2019-A3, Cl A3
2.060%, 08/15/28	5,000,000	4,640,452
CARDS II Trust, Ser 2021-1A, Cl B
0.931%, 04/15/27 (A)	7,250,000	6,850,831
Continental Finance Credit Card ABS Master Trust, Ser 2021-A, Cl A
2.550%, 12/17/29 (A)	5,000,000	4,670,882
Genesis Sales Finance Master Trust, Ser 2021-AA, Cl A
1.200%, 12/21/26 (A)	2,000,000	1,886,754
Master Credit Card Trust II, Ser 2020-1A, Cl C
2.590%, 09/21/24 (A)	2,519,000	2,506,169
Trillium Credit Card Trust II, Ser 2021-1A, Cl B
2.026%, 10/26/29 (A)	6,500,000	5,817,547

		32,397,315

Other Asset-Backed Securities — 12.2%
Amur Equipment Finance Receivables VIII, Ser 2020-1A, Cl B
2.500%, 03/20/26 (A)	1,384,090	1,374,059

Description	Face Amount	Value
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl C
2.370%, 04/20/28 (A)	$2,000,000	$1,826,010
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl D
2.910%, 08/21/28 (A)	2,000,000	1,821,423
Aqua Finance Trust, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	1,000,000	831,481
BHG Securitization Trust, Ser 2021-B, Cl A
0.900%, 10/17/34 (A)	1,035,186	979,381
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/35 (A)	682,947	672,305
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,895,000	1,679,137
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (A)	3,113,797	3,070,082
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A
2.890%, 02/20/32 (A)	401,814	393,805
Marlette Funding Trust, Ser 2021-2A, Cl C
1.500%, 09/15/31 (A)	2,000,000	1,862,622
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	801,329	622,897
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	208,185	200,801
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	2,000,000	1,741,736
Oportun Issuance Trust, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	1,750,000	1,579,646
Oportun Issuance Trust, Ser 2022-A, Cl C
7.400%, 06/09/31 (A)	2,030,000	1,865,417
Pawnee Equipment Receivables, Ser 2019-1, Cl D
2.860%, 10/15/24 (A)	5,000,000	4,920,055
Pawnee Equipment Receivables, Ser 2020-1, Cl A
1.370%, 11/17/25 (A)	450,854	445,728
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	5,000,000	4,916,236
SCF Equipment Leasing, Ser 2020-1A, Cl B
2.020%, 03/20/28 (A)	2,000,000	1,896,000
SCF Equipment Leasing, Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	2,600,000	2,334,121
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl B
1.800%, 09/20/38 (A)	2,198,297	2,040,089
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2
4.196%, 11/15/43 (A)	3,833,333	3,751,839

The accompanying notes are an integral part of the financial statements.

18

Description	Face Amount	Value
VFI ABS, Ser 2022-1A, Cl A
2.230%, 03/24/28 (A)	$1,645,111	$1,599,263
Westgate Resorts, Ser 2022-1A, Cl C
2.488%, 08/20/36 (A)	2,913,050	2,749,092

		45,173,225

Student Loan — 0.1%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	507,973	475,670

Total Asset-Backed Securities (Cost $201,955,779)		191,614,056

U.S. TREASURY OBLIGATIONS — 22.8%
U.S. Treasury Notes
4.250%, 09/30/24	40,000,000	39,909,375
3.500%, 09/15/25	10,000,000	9,887,890
3.000%, 07/31/24	35,000,000	34,248,047

Total U.S. Treasury Obligations (Cost $84,667,543)		84,045,312

CORPORATE OBLIGATIONS — 16.8%

Consumer Discretionary — 2.2%
AutoZone
4.500%, 02/01/28	2,000,000	1,994,174
Hyatt Hotels
5.625%, 04/23/25	6,000,000	6,056,193

		8,050,367

Financials — 5.5%
Bank of America MTN
1.319%, U.S. SOFR + 1.150%, 06/19/26 (B)	5,000,000	4,579,581
Capital One Financial
4.200%, 10/29/25	10,000,000	9,785,101
Danske Bank
3.875%, 09/12/23 (A)	4,205,000	4,164,450
Deutsche Bank
2.222%, U.S. SOFR + 2.159%, 09/18/24 (B)	2,000,000	1,957,793

		20,486,925

Industrials — 4.0%
AerCap Ireland Capital DAC
1.750%, 01/30/26	5,000,000	4,494,242
1.750%, 10/29/24	1,000,000	932,590
Boeing
4.875%, 05/01/25	4,000,000	4,000,137
Delta Air Lines
7.000%, 05/01/25 (A)	5,000,000	5,145,577

		14,572,546

Information Technology — 4.4%
Kyndryl Holdings
2.050%, 10/15/26	8,000,000	6,897,314
Molex Electronic Technologies
3.900%, 04/15/25 (A)	9,675,000	9,271,339

		16,168,653

Real Estate — 0.7%
Corporate Office Properties
2.250%, 03/15/26 ‡	3,000,000	2,715,019

Total Corporate Obligations (Cost $65,270,559)		61,993,510

Description	Face Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
FFCB
5.480%, 10/25/27	$5,000,000	$4,991,046
FHLMC
5.375%, 11/15/24	5,000,000	4,990,596
5.000%, 07/26/24	5,000,000	5,003,306

Total U.S. Government Agency Obligations (Cost $15,000,000)		14,984,948

MORTGAGE-BACKED SECURITIES — 1.8%

Commercial Mortgage-Backed Obligation — 1.8%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	1,305,000	1,198,226
Cold Storage Trust, Ser 2020-ICE5, Cl A
5.359%, ICE LIBOR USD 1 Month + 0.900%, 11/15/37 (A)(B)	5,406,448	5,325,168

Total Mortgage-Backed Securities (Cost $6,748,391)		6,523,394

Total Investments — 97.3% (Cost $373,642,272)		$359,161,220

Percentages are based on Net Assets of $369,062,206.

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2023 was $192,284,150 and represents 52.1% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The accompanying notes are an integral part of the financial statements.

19

The following is a summary of the level of inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed
Securities	$—	$191,614,056	$—	$191,614,056
U.S. Treasury
Obligations	34,248,047	49,797,265	—	84,045,312
Corporate Obligations	—	61,993,510	—	61,993,510
U.S. Government
Agency Obligations	—	14,984,948	—	14,984,948
Mortgage-Backed
Securities	—	6,523,394	—	6,523,394

Total Investments in Securities	$34,248,047	$324,913,173	$—	$359,161,220

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

20

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

Description	Face Amount	Value
MUNICIPAL BONDS — 83.1%
California — 3.7%
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25(A)	$930,000	$927,965
California State, School Finance Authority, RB
5.350%, 08/01/24(A)	195,000	198,863
Mount Diablo Unified School District, Ser A, GO
4.000%, 08/01/31	100,000	112,672

		1,239,500

Colorado — 4.1%
El Paso County, School District No. 49 Falcon, Ser A, COP
5.000%, 12/15/24	525,000	549,234
El Paso County, School District No. 49 Falcon, Ser B, COP
5.000%, 12/15/24	300,000	313,848
5.000%, 12/15/26	500,000	548,785

		1,411,867

Florida — 1.8%
City of Fort Lauderdale Florida, GO
5.000%, 07/01/35	500,000	601,829

Idaho — 1.2%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26(A)	400,000	402,517

Illinois — 2.3%
Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM
4.000%, 01/30/25	760,000	779,949

Kansas — 4.1%
Geary County, GO
5.000%, 09/01/25	1,300,000	1,382,928

Louisiana — 1.5%
State of Louisiana, Gasoline &Fuels Tax Revenue, Ser A, RB
0.600%, 05/01/43(B)	500,000	496,133

Description	Face Amount	Value
Michigan — 3.6%
Taylor, Brownfield Redevelopment Authority, RB, NATL
4.000%, 05/01/28	$1,175,000	$1,195,897

Minnesota — 0.6%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
2.600%, 09/01/42	203,867	194,185

Ohio — 0.5%
City of Medina Ohio, GO
4.000%, 12/01/32	140,000	156,318

Oklahoma — 3.1%
University of Oklahoma, Ser C, RB
5.000%, 07/01/35	1,000,000	1,047,533

South Carolina — 4.4%
Hilton Head Island, Ser C, GO, ST AID WITHHLDG
2.250%, 03/01/33	530,000	499,634
2.125%, 03/01/32	520,000	490,633
2.000%, 03/01/30	495,000	471,666

		1,461,933

Texas — 52.2%
Azle Independent School District,GO, PSF-GTD
4.000%, 02/15/47	500,000	498,189
Board of Regents of the University of Texas System, Ser A, RB
2.000%, 08/15/36	1,000,000	795,583
Central Texas Turnpike System,Sub-Ser C, RB
5.000%, 08/15/42	1,000,000	1,015,871
Clifton, Higher Education Finance,RB, PSF-GTD
5.000%, 08/15/25	700,000	726,908
Clifton, Higher Education Finance,Ser A, RB
3.375%, 12/01/24	530,000	524,186
Clifton, Higher Education Finance,Ser B, RB
5.000%, 08/15/25	460,000	481,622
4.000%, 08/15/23	500,000	502,415
Crandall Independent School District, GO, PSF-GTD
4.000%, 08/15/48	500,000	500,603
Cypress-Fairbanks Independent School District, Ser A, GO,PSF-GTD
5.000%, 02/15/30	1,000,000	1,156,863
El Paso County, Hospital District,GO
5.000%, 08/15/25	1,070,000	1,115,507
Georgetown Independent School District, Ser B-REMK, GO,PSF-GTD
2.000%, 08/01/41(B)	500,000	497,981
La Vernia, Higher Education Finance, Ser A, RB
5.250%, 08/15/35(A)	1,435,000	1,493,697
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25(A)(C)	325,000	332,773

The accompanying notes are an integral part of the financial statements.

21

Description	Face Amount	Value
Liberty Hill Independent School District, GO, PSF-GTD
5.000%, 02/01/49	$700,000	$735,032
Liberty Hill Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/01/41	500,000	566,640
Lower Colorado River Authority, RB
5.000%, 05/15/39	1,000,000	1,095,134
Main Street Market Square Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,053,773
Main Street Market Square Redevelopment Authority, TA, BAM
5.000%, 09/01/29	1,000,000	1,065,927
New Braunfels Independent School District, Ser B, GO, PSF-GTD
4.375%, 02/01/40	500,000	521,354
Plainview Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/46	525,000	580,683
Pottsboro Independent School District, GO, PSF-GTD
5.000%, 02/15/47	500,000	561,126
Seminole, Hospital District, GO
4.000%, 02/15/31	545,000	544,315
Texas A&M University, Permanent University Fund, Ser B, RB
5.000%, 07/01/34	1,000,000	1,058,562

		17,424,744

Total Municipal Bonds (Cost $27,774,421)		27,795,333

Total Investments — 83.1% (Cost $27,774,421)		$27,795,333

Percentages are based on Net Assets of $33,462,676.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2023 was $3,355,815 and represents 10.0% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Escrowed to Maturity

As of January 31, 2023, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

22

    GLOSSARY JANUARY 31, 2023 (UNAUDITED)

Portfolio Abbreviations

ABS — Asset-Backed Security

BAM — Build America Mutual

Cl — Class

CLO — Collateralized Loan Obligation

COP — Certificate of Participation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NATL — National Public Finance Guaranty Corporation

PIK — Payment-in-Kind

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

STRIPS — Separately Traded Registered Interest and Principal Securities

TA — Tax Allocation

Currency Abbreviations

USD — U.S. Dollar

23

STATEMENTS OF ASSETS AND LIABILITIES JANUARY 31, 2023 (UNAUDITED)

	Growth Equity Fund	Total Return Bond Fund	Credit Fund
Assets:
Investments at Value	$269,016,003	$2,685,614,759	$149,634,135
Cash	11,872,975	46,351,226	2,157,699
Receivable for Capital Shares Sold	626,891	13,525,753	780,688
Dividends and Interest Receivable	116,137	22,405,965	1,444,858
Foreign Tax Reclaim Receivable	5,497	–	–
Receivable for Investment Securities Sold	–	1,792,251	2,443,750
Cash Collateral on Futures Contracts	–	38,817	–
Prepaid Expenses	13,481	69,697	45,535

Total Assets	281,650,984	2,769,798,468	156,506,665

Liabilities:
Payable Due to Investment Adviser	115,142	804,329	66,127
Payable Due to Administrator	16,771	167,349	9,631
Payable Due to Distributor - Investor Class Shares	9,781	55,723	5,277
Payable Due to Distributor - A Class Shares	–	1,724	281
Shareholder Servicing Fees Payable - A Class Shares	–	916	144
Payable for Capital Shares Redeemed	37,420	1,225,565	211,451
Professional Fees Payable	22,387	76,073	29,766
Transfer Agent Fees Payable	10,625	79,026	9,595
Payable Due to Trustees	2,471	24,693	1,435
Chief Compliance Officer Fees Payable	335	7,121	–
Pricing Fees Payable	335	34,005	12,583
Payable for Investment Securities Purchased	–	10,818,162	–
Other Accrued Expenses	11,768	119,766	6,887

Total Liabilities	227,035	13,414,452	353,177

Net Assets	$281,423,949	$2,756,384,016	$156,153,488

NET ASSETS:
Paid-in Capital	$123,616,888	$3,088,927,745	$173,926,463
Total Distributable Earnings (Accumulated Loss)	157,807,061	(332,543,729)	(17,772,975)

Net Assets	$281,423,949	$2,756,384,016	$156,153,488

Institutional Class Shares:
Net Assets	$232,770,516	$2,466,192,260	$128,146,537

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	18,375,283	259,316,744	14,217,487
Net Asset Value, Offering and Redemption Price Per Share	$12.67	$9.51	$9.01

Investor Class Shares:
Net Assets	$48,653,433	$281,778,321	$26,940,574

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,953,977	29,641,607	2,994,132
Net Asset Value, Offering and Redemption Price Per Share	$12.30	$9.51	$9.00

A Class Shares:
Net Assets	N/A	$8,413,435	$1,066,377

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	N/A	885,940	118,578
Net Asset Value, Offering and Redemption Price Per Share	N/A	$9.50	$8.99

Maximum Offering Price Per Share — Class A	N/A	$9.82	$9.20

Cost of Investments	$132,635,066	$2,796,838,812	$163,007,478

“N/A” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

24

	Low Duration Bond Fund	Municipal Bond Fund
Assets:
Investments at Value	$359,161,220	$27,795,333
Cash	5,970,896	5,263,170
Receivable for Investment Securities Sold	3,442,602	–
Dividends and Interest Receivable	1,768,901	427,351
Receivable for Capital Shares Sold	763,841	4,512
Prepaid Expenses	18,036	11,790

Total Assets	371,125,496	33,502,156

Liabilities:
Payable Due to Investment Adviser	94,289	7,113
Payable Due to Administrator	22,888	2,072
Payable Due to Distributor - Investor Class Shares	3,819	1,030
Payable for Investment Securities Purchased	999,833	–
Payable for Capital Shares Redeemed	876,000	2,185
Professional Fees Payable	26,396	19,387
Transfer Agent Fees Payable	12,096	4,815
Pricing Fees Payable	6,474	1,177
Payable Due to Trustees	3,583	304
Chief Compliance Officer Fees Payable	610	–
Other Accrued Expenses	17,302	1,397

Total Liabilities	2,063,290	39,480

Net Assets	$369,062,206	$33,462,676

NET ASSETS:
Paid-in Capital	$395,494,823	$33,372,477
Total Distributable Earnings (Accumulated Loss)	(26,432,617)	90,199

Net Assets	$369,062,206	$33,462,676

Institutional Class Shares:
Net Assets	$349,197,486	$28,243,137

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	36,085,806	2,959,187
Net Asset Value, Offering and Redemption Price Per Share	$9.68	$9.54

Investor Class Shares:
Net Assets	$19,864,720	$5,219,539

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,052,090	546,693
Net Asset Value, Offering and Redemption Price Per Share	$9.68	$9.55

Cost of Investments	$373,642,272	$27,774,421

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

25

STATEMENTS OF OPERATIONS JANUARY 31, 2023 (UNAUDITED)

	Growth Equity Fund	Total Return Bond Fund	Credit Fund
Investment Income:
Dividend Income	$1,337,914	$–	$–
Interest Income	–	83,603,020	5,120,213
Foreign Taxes Withheld	(2,297)	–	–

Total Investment Income	1,335,617	83,603,020	5,120,213

Expenses:
Investment Advisory Fees	750,801	4,726,485	400,417
Administration Fees	109,338	983,310	58,310
Distribution Fees - Investor Class Shares	60,053	361,695	30,620
Distribution Fees - A Class Shares	N/A	10,996	1,343
Trustees’ Fees	5,312	47,781	2,838
Chief Compliance Officer Fees	919	7,995	523
Shareholder Servicing Fees	N/A	4,398	N/A
Transfer Agent Fees	28,366	208,320	26,997
Registration Fees	21,137	52,452	24,317
Professional Fees	21,089	87,022	31,176
Printing Fees	7,250	62,223	3,594
Custodian Fees	1,187	11,770	1,284
Pricing Fees	599	66,382	24,286
Insurance and Other Expenses	5,632	49,589	2,936

Total Expenses	1,011,683	6,680,418	608,641
Less: Fees Paid Indirectly	(1,573)	(23,342)	(598)

Net Expenses	1,010,110	6,657,076	608,043

Net Investment Income	325,507	76,945,944	4,512,170

Net Realized Gain/(Loss) on:
Investments	23,419,627	(44,384,043)	(2,516,863)
Foreign Currency Transactions	–	(32)	–

Net Realized Gain/(Loss)	23,419,627	(44,384,075)	(2,516,863)

Net Change in Unrealized Appreciation (Depreciation)	(49,017,218)	(16,049,705)	867,114

Net Realized and Unrealized Loss	(25,597,591)	(60,433,780)	(1,649,749)

Increase (Decrease) in Net Assets Resulting from Operations	$(25,272,084)	$16,512,164	$2,862,421

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

26

	Low Duration Bond Fund	Municipal Bond Fund
Investment Income:
Interest Income	$5,675,292	$509,871

Total Investment Income	5,675,292	509,871

Expenses:
Investment Advisory Fees	579,647	40,895
Administration Fees	140,705	11,911
Distribution Fees - Investor Class Shares	26,345	6,120
Trustees’ Fees	6,866	579
Chief Compliance Officer Fees	1,196	150
Transfer Agent Fees	32,399	14,168
Professional Fees	26,057	20,745
Registration Fees	23,317	17,152
Pricing Fees	12,898	2,379
Printing Fees	8,848	760
Custodian Fees	1,683	187
Insurance and Other Expenses	7,286	577

Total Expenses	867,247	115,623
Less: Fees Paid Indirectly	(1,543)	(105)

Net Expenses	865,704	115,518

Net Investment Income	4,809,588	394,353

Net Realized Gain/(Loss)	(9,389,476)	(40,000)

Net Change in Unrealized Appreciation (Depreciation)	3,880,472	(109,080)

Net Realized and Unrealized Loss	(5,509,004)	(149,080)

Increase (Decrease) in Net Assets Resulting from Operations	$(699,416)	$245,273

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

27

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Fund

	Six months ended January 31, 2023	Year ended July 31, 2022
Operations:
Net Investment Income (Loss)	$325,507	$(589,941)
Net Realized Gain	23,419,627	36,046,103
Net Change in Unrealized Appreciation (Depreciation)	(49,017,218)	(98,478,039)

Net Increase (Decrease) in Net Assets Resulting from Operations	(25,272,084)	(63,021,877)

Distributions:
Institutional Class Shares	(25,062,988)	(44,836,558)
Investor Class Shares	(5,184,354)	(7,846,870)
A Class Shares	N/A	N/A

Total Distributions	(30,247,342)	(52,683,428)

Capital Share Transactions:

Institutional Class Shares:
Issued	15,431,046	42,685,728
Reinvestment of Dividends	15,845,096	24,012,627
Redeemed	(39,391,167)	(69,831,829)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(8,115,025)	(3,133,474)

Investor Class Shares:
Issued	5,093,757	880,190
Reinvestment of Dividends	5,123,670	7,758,710
Redeemed	(3,363,569)	(10,104,500)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	6,853,858	(1,465,600)

A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A

Net Increase (Decrease) in Net Assets from A Class Share Transactions	N/A	N/A

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,261,167)	(4,599,074)

Total Increase (Decrease) in Net Assets	(56,780,593)	(120,304,379)

Net assets:
Beginning of Period	338,204,542	458,508,921

End of Period	$281,423,949	$338,204,542

Share Transactions:

Institutional Class Shares:
Issued	1,136,312	2,438,721
Reinvestment of Dividends	1,317,132	1,272,529
Redeemed	(2,905,752)	(4,074,144)

Total Increase (Decrease) in Institutional Class Shares	(452,308)	(362,894)

Investor Class Shares:
Issued	394,407	48,411
Reinvestment of Dividends	438,295	420,754
Redeemed	(258,585)	(576,318)

Total Increase (Decrease) in Investor Class Shares	574,117	(107,153)

A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A

Total Increase (Decrease) in A Class Shares	N/A	N/A

Net Increase (Decrease) in Shares Outstanding	121,809	(470,047)

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

28

Total Return Bond Fund		Credit Fund		Low Duration Bond Fund		Municipal Bond Fund
Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022

$76,945,944	$101,723,516	$4,512,170	$7,813,684	$4,809,588	$5,890,696	$394,353	$876,554
(44,384,075)	(61,048,913)	(2,516,863)	(580,860)	(9,389,476)	(1,967,170)	(40,000)	112,898
(16,049,705)	(142,001,416)	867,114	(18,917,925)	3,880,472	(25,064,673)	(109,080)	(2,136,422)

16,512,164	(101,326,813)	2,862,421	(11,685,101)	(699,416)	(21,141,147)	245,273	(1,146,970)

(65,201,872)	(93,368,220)	(3,858,009)	(6,874,062)	(4,588,866)	(8,213,030)	(375,463)	(1,193,045)
(7,430,886)	(11,375,372)	(704,400)	(690,389)	(237,340)	(431,178)	(60,829)	(157,580)
(218,582)	(310,051)	(29,956)	(42,801)	N/A	N/A	N/A	N/A

(72,851,340)	(105,053,643)	(4,592,365)	(7,607,252)	(4,826,206)	(8,644,208)	(436,292)	(1,350,625)

385,251,976	652,329,306	11,003,348	45,092,599	25,969,386	67,975,328	5,054,014	398,216
40,362,448	57,492,586	928,924	1,676,647	1,760,284	3,629,847	175,227	511,571
(346,850,898)	(831,756,112)	(25,974,699)	(52,649,156)	(48,925,610)	(122,630,214)	(5,161,525)	(8,955,357)

78,763,526	(121,934,220)	(14,042,427)	(5,879,910)	(21,195,940)	(51,025,039)	67,716	(8,045,570)

17,723,647	47,876,640	12,086,898	21,299,555	1,003,661	2,222,002	665,868	300,500
6,437,621	9,922,322	658,357	654,197	231,188	421,707	60,764	156,933
(39,130,183)	(99,950,717)	(4,087,799)	(10,840,645)	(3,243,963)	(8,286,282)	(129,555)	(312,071)

(14,968,915)	(42,151,755)	8,657,456	11,113,107	(2,009,114)	(5,642,573)	597,077	145,362

–	4,268,849	–	199,112	N/A	N/A	N/A	N/A
57,697	84,110	26,390	39,020	N/A	N/A	N/A	N/A
(1,534,961)	(510,005)	(38,557)	(57,956)	N/A	N/A	N/A	N/A

(1,477,264)	3,842,954	(12,167)	180,176	N/A	N/A	N/A	N/A

62,317,347	(160,243,021)	(5,397,138)	5,413,373	(23,205,054)	(56,667,612)	664,793	(7,900,208)

5,978,171	(366,623,477)	(7,127,082)	(13,878,980)	(28,730,676)	(86,452,967)	473,774	(10,397,803)

2,750,405,845	3,117,029,322	163,280,570	177,159,550	397,792,882	484,245,849	32,988,902	43,386,705

$2,756,384,016	$2,750,405,845	$156,153,488	$163,280,570	$369,062,206	$397,792,882	$33,462,676	$32,988,902

40,614,051	64,727,831	1,220,152	4,600,178	2,685,953	6,676,854	534,907	40,142
4,288,367	5,724,269	104,690	174,370	183,177	356,621	18,634	51,490
(36,784,159)	(82,723,646)	(2,891,988)	(5,474,140)	(5,079,617)	(12,149,876)	(548,106)	(904,837)

8,118,259	(12,271,546)	(1,567,146)	(699,592)	(2,210,487)	(5,116,401)	5,435	(813,205)

1,863,454	4,699,888	1,359,211	2,155,974	104,165	216,281	71,414	30,242
684,059	987,750	74,452	68,359	24,045	41,460	6,463	15,808
(4,134,978)	(9,918,343)	(460,363)	(1,127,125)	(336,574)	(815,055)	(13,541)	(31,812)

(1,587,465)	(4,230,705)	973,300	1,097,208	(208,364)	(557,314)	64,336	14,238

–	419,645	–	20,687	N/A	N/A	N/A	N/A
6,138	8,382	2,983	4,055	N/A	N/A	N/A	N/A
(160,280)	(51,056)	(4,337)	(5,953)	N/A	N/A	N/A	N/A

(154,142)	376,971	(1,354)	18,789	N/A	N/A	N/A	N/A

6,376,652	(16,125,280)	(595,200)	416,405	(2,418,851)	(5,673,715)	69,771	(798,967)

The accompanying notes are an integral part of the financial statements.

29

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2023 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Growth Equity Fund
Institutional Class Shares
2023***	$15.29	$0.02	$(1.20)	$(1.18)	$–	$(1.44)	$(1.44)	$12.67	(7.21	)%**	232,771	0.63	%*	0.63	%*	0.26	%*	5	%**
2022	20.28	(0.02)	(2.56)	(2.58)	–	(2.41)	(2.41)	15.29	(14.97)		287,799	0.63		0.63		(0.11)		7
2021	15.95	(0.01)	4.96	4.95	(0.01)	(0.61)	(0.62)	20.28	31.83		389,166	0.63		0.63		(0.06)		17
2020	13.82	0.03	3.53	3.56	(0.04)	(1.39)	(1.43)	15.95	27.91		339,542	0.64		0.64		0.20		17
2019	14.49	0.05	1.09	1.14	(0.04)	(1.77)	(1.81)	13.82	10.34		290,773	0.63		0.63		0.34		25
2018	14.82	0.04	3.18	3.22	(0.03)	(3.52)	(3.55)	14.49	25.05		272,509	0.65		0.65		0.26		15
Investor Class Shares
2023***	$14.91	$–	$(1.17)	$(1.17)	$–	$(1.44)	$(1.44)	$12.30	(7.34	)%**	48,653	0.88	%*	0.88	%*	–%*		5	%**
2022	19.89	(0.06)	(2.51)	(2.57)	–	(2.41)	(2.41)	14.91	(15.24)		50,405	0.88		0.88		(0.36)		7
2021	15.68	(0.05)	4.87	4.82	–	(0.61)	(0.61)	19.89	31.52		69,343	0.88		0.88		(0.31)		17
2020	13.61	(0.01)	3.48	3.47	(0.01)	(1.39)	(1.40)	15.68	27.62		56,812	0.89		0.89		(0.05)		17
2019	14.30	0.01	1.08	1.09	(0.01)	(1.77)	(1.78)	13.61	10.05		47,111	0.88		0.88		0.09		25
2018	14.70	–	3.15	3.15	(0.03)	(3.52)	(3.55)	14.30	24.72		46,266	0.90		0.90		0.01		15
Total Return Bond Fund
Institutional Class Shares
2023***	$9.70	$0.27	$(0.20)	$0.07	$(0.26)	$–	$(0.26)	$9.51	0.76	%**	2,466,192	0.47	%*	0.47	%*	5.73	%*	45	%**
2022	10.40	0.35	(0.69)	(0.34)	(0.36)	–	(0.36)	9.70	(3.30)		2,437,441	0.47		0.47		3.46		73
2021	10.07	0.30	0.38	0.68	(0.35)	–	(0.35)	10.40	6.85		2,741,353	0.46		0.46		2.93		38
2020	10.42	0.38	(0.32)	0.06	(0.41)	–	(0.41)	10.07	0.60		2,834,690	0.47		0.47		3.74		48
2019	10.28	0.39	0.13	0.52	(0.38)	–	(0.38)	10.42	5.19		3,191,392	0.47		0.48		3.77		40
2018	10.50	0.37	(0.20)	0.17	(0.37)	(0.02)	(0.39)	10.28	1.60		2,349,388	0.48		0.48		3.60		15
Investor Class Shares
2023***	$9.70	$0.26	$(0.20)	$0.06	$(0.25)	$–	$(0.25)	$9.51	0.63	%**	281,778	0.71	%*	0.71	%*	5.48	%*	45	%**
2022	10.40	0.32	(0.68)	(0.36)	(0.34)	–	(0.34)	9.70	(3.55)		302,887	0.72		0.72		3.20		73
2021	10.07	0.27	0.38	0.65	(0.32)	–	(0.32)	10.40	6.59		368,782	0.71		0.71		2.67		38
2020	10.41	0.35	(0.31)	0.04	(0.38)	–	(0.38)	10.07	0.44		429,079	0.72		0.72		3.47		48
2019	10.28	0.36	0.13	0.49	(0.36)	–	(0.36)	10.41	4.83		520,291	0.72		0.73		3.51		40
2018	10.50	0.35	(0.21)	0.14	(0.34)	(0.02)	(0.36)	10.28	1.35		374,298	0.73		0.73		3.35		15
A Class Shares
2023***	$9.69	$0.26	$(0.21)	$0.05	$(0.24)	$–	$(0.24)	$9.50	0.59	%**	8,414	0.81	%*	0.81	%*	5.39	%*	45	%**
2022	10.40	0.32	(0.69)	(0.37)	(0.34)	–	(0.34)	9.69	(3.63)		10,078	0.79		0.79		3.19		73
2021	10.06	0.28	0.39	0.67	(0.33)	–	(0.33)	10.40	6.71		6,894	0.72		0.72		2.69		38
2020	10.41	0.35	(0.32)	0.03	(0.38)	–	(0.38)	10.06	0.34		1,788	0.72		0.72		3.47		48
2019	10.28	0.36	0.11	0.47	(0.34)	–	(0.34)	10.41	4.69		998	0.82		0.83		3.49		40
2018(a)	10.29	0.05	(0.01)	0.04	(0.05)	–	(0.05)	10.28	0.44	**	193	0.88	*	0.88	*	3.05	*	15	**

*	Annualized.

**	Not annualized.

***	Six Months Ended January 31, 2023.

†

Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.

(a)	Commenced operations on June 1, 2018.

(1)	Per share data calculated using average shares method.

Amounts designated as “— ” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Credit Fund
Institutional Class Shares
2023***	$9.11	$0.25	$(0.09)	$0.16	$(0.26)	$–	$(0.26)	$9.01	1.86	%**	128,146	0.72	%*	0.72	%*	5.66	%*	8	%**
2022	10.12	0.42	(1.02)	(0.60)	(0.41)	–^^	(0.41)	9.11	(6.05)		143,810	0.71		0.71		4.36		29
2021	9.47	0.37	0.67	1.04	(0.39)	–	(0.39)	10.12	11.12		166,805	0.71		0.71		3.78		21
2020	9.72	0.41	(0.25)	0.16	(0.41)	–	(0.41)	9.47	1.79		194,182	0.71		0.71		4.35		35
2019	9.78	0.40	0.06	0.46	(0.49)	(0.03)	(0.52)	9.72	4.88		199,800	0.70		0.70		4.18		19
2018	9.99	0.56	(0.17)	0.39	(0.47)	(0.13)	(0.60)	9.78	3.96		197,014	0.71		0.71		5.67		33
Investor Class Shares
2023***	$9.10	$0.25	$(0.10)	$0.15	$(0.25)	$–	$(0.25)	$9.00	1.73	%**	26,941	0.97	%*	0.97	%*	5.49	%*	8	%**
2022	10.10	0.40	(1.01)	(0.61)	(0.39)	–^^	(0.39)	9.10	(6.19)		18,380	0.96		0.96		4.18		29
2021	9.46	0.35	0.65	1.00	(0.36)	–	(0.36)	10.10	10.74		9,333	0.96		0.96		3.52		21
2020	9.71	0.39	(0.25)	0.14	(0.39)	–	(0.39)	9.46	1.53		10,815	0.96		0.96		4.11		35
2019	9.77	0.38	0.05	0.43	(0.46)	(0.03)	(0.49)	9.71	4.62		13,366	0.95		0.95		3.93		19
2018	9.98	0.54	(0.18)	0.36	(0.44)	(0.13)	(0.57)	9.77	3.71		13,779	0.96		0.96		5.41		33
A Class Shares
2023***	$9.09	$0.24	$(0.09)	$0.15	$(0.25)	$–	$(0.25)	$8.99	1.73	%**	1,066	0.97	%*	0.97	%*	5.43	%*	8	%**
2022	10.10	0.40	(1.02)	(0.62)	(0.39)	–^^	(0.39)	9.09	(6.30)		1,090	0.96		0.96		4.12		29
2021	9.45	0.35	0.66	1.01	(0.36)	–	(0.36)	10.10	10.87		1,022	0.96		0.96		3.51		21
2020	9.71	0.38	(0.25)	0.13	(0.39)	–	(0.39)	9.45	1.44		638	0.96		0.96		4.06		35
2019	9.76	0.37	0.06	0.43	(0.45)	(0.03)	(0.48)	9.71	4.60		390	1.05		1.05		3.83		19
2018(a)	9.80	0.08	(0.04)	0.04	(0.08)	–	(0.08)	9.76	0.36		160	1.11	*	1.11	*	4.68	*	33

Amount rounds to less than $0.00.

*	Annualized.

**	Not annualized.

***	Six Months Ended January 31, 2023.

†

Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.

^^	Amount is less than $0.005 per share.

(a)	Commenced operations on June 1, 2018.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

31

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2023 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Low Duration Bond Fund
Institutional Class Shares
2023***	$9.81	$0.12	$(0.13)	$(0.01)	$(0.12)	$–	$(0.12)	$9.68	(0.06	)%**	349,197	0.43	%*	0.43	%*	2.50	%*	37	%**
2022	10.47	0.13	(0.60)	(0.47)	(0.13)	(0.06)	(0.19)	9.81	(4.49)		375,615	0.43		0.43		1.32		36
2021	10.47	0.16	0.03	0.19	(0.17)	(0.02)	(0.19)	10.47	1.82		454,723	0.43		0.43		1.50		49
2020	10.28	0.20	0.19	0.39	(0.20)	–	(0.20)	10.47	3.86		402,977	0.44		0.44		1.96		71
2019	10.14	0.22	0.13	0.35	(0.21)	–	(0.21)	10.28	3.52		318,215	0.43		0.43		2.16		23
2018	10.25	0.19	(0.11)	0.08	(0.19)^	–	(0.19)	10.14	0.80		280,519	0.45		0.45		1.83		20
Investor Class Shares
2023***	$9.81	$0.11	$(0.13)	$(0.02)	$(0.11)	$–	$(0.11)	$9.68	(0.18	)%**	19,865	0.68	%*	0.68	%*	2.25	%*	37	%**
2022	10.48	0.11	(0.61)	(0.50)	(0.11)	(0.06)	(0.17)	9.81	(4.83)		22,178	0.68		0.68		1.07		36
2021	10.48	0.13	0.03	0.16	(0.14)	(0.02)	(0.16)	10.48	1.56		29,523	0.68		0.68		1.25		49
2020	10.28	0.18	0.20	0.38	(0.18)	–	(0.18)	10.48	3.70		27,415	0.69		0.69		1.72		71
2019	10.14	0.19	0.14	0.33	(0.19)	–	(0.19)	10.28	3.26		25,467	0.68		0.68		1.90		23
2018	10.25	0.16	(0.10)	0.06	(0.17)^	–	(0.17)	10.14	0.54		28,236	0.70		0.70		1.58		20
Municipal Bond Fund
Institutional Class Shares
2023***	$9.60	$0.12	$(0.05)	$0.07	$(0.12)	$(0.01)	$(0.13)	$9.54	0.74	%**	28,243	0.67	%*	0.67	%*	2.45	%*	13	%**
2022	10.24	0.23	(0.51)	(0.28)	(0.21)	(0.15)	(0.36)	9.60	(2.84)		28,357	0.64		0.64		2.35		8
2021	10.61	0.26	0.02	0.28	(0.26)	(0.39)	(0.65)	10.24	2.77	††	38,590	0.56		0.59		2.49		0
2020	10.51	0.23	0.14	0.37	(0.27)	–^^	(0.27)	10.61	3.56	††	55,286	0.46		0.56		2.19		19
2019	10.20	0.24	0.31	0.55	(0.24)	–^^	(0.24)	10.51	5.49	††	155,224	0.41		0.51		2.31		9
2018	10.46	0.24	(0.21)	0.03	(0.25)	(0.04)	(0.29)	10.20	0.26	††	167,105	0.43		0.53		2.35		3
Investor Class Shares
2023***	$9.60	$0.10	$(0.03)	$0.07	$(0.11)	$(0.01)	$(0.12)	$9.55	0.72	%**	5,220	0.92	%*	0.92	%*	2.21	%*	13	%**
2022	10.25	0.21	(0.53)	(0.32)	(0.18)	(0.15)	(0.33)	9.60	(3.18)		4,632	0.89		0.89		2.11		8
2021	10.61	0.23	0.03	0.26	(0.23)	(0.39)	(0.62)	10.25	2.61	††	4,797	0.81		0.84		2.23		0
2020	10.51	0.21	0.13	0.34	(0.24)	–^^	(0.24)	10.61	3.30	††	4,729	0.73		0.83		1.96		19
2019	10.20	0.21	0.31	0.52	(0.21)	–^^	(0.21)	10.51	5.21	††	6,292	0.66		0.76		2.07		9
2018	10.46	0.22	(0.22)	–	(0.22)	(0.04)	(0.26)	10.20	0.00	††	4,071	0.68		0.78		2.12		3

*	Annualized.

**	Not annualized.

***	Six Months Ended January 31, 2023.

†

Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.

††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

^	Includes a return of capital less than $0.01 per share

^^	Amount is less than $0.005 per share.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32

NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2023 (UNAUDITED)

1.	Organization:

The Frost Family of Funds (the “Trust”) is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 11, 2018. The Frost Family of Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”), Frost Low Duration Bond Fund (the “Low Duration Bond Fund”), and Frost Municipal Bond Fund (the “Municipal Bond Fund”) (each a “Fund” and, collectively, the “Funds”). With the exception of the Growth Equity Fund, each fund is classified as a “diversified” investment company under the 1940 Act. Effective May 17, 2021, the Growth Equity Fund was reclassified from a “diversified” to a “non-diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long- term capital appreciation. The Total Return Bond Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Credit Fund seeks to maximize total return, consisting of income and capital appreciation. The Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Certain of the Funds currently offer Institutional Class Shares, Investor Class Shares and A Class Shares.

Each Fund is a successor to a corresponding predecessor mutual fund of the same name that was a series of The Advisors’ Inner Circle Fund II (each, a “Predecessor Fund” and, collectively, the “Predecessor Funds”). Each Predecessor Fund was managed by Frost Investment Advisors, LLC (the “Adviser” or “Frost”) using substantially the same investment objectives, strategies, policies and restrictions as those used by its corresponding Fund. Each Predecessor Fund was reorganized into its corresponding Fund on June 24, 2019, in connection with each Fund’s commencement of operations (each, a “Reorganization”). Each Predecessor Fund is treated as the survivor of the relevant Reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Funds for periods prior to June 24, 2019, is that of the Predecessor Funds.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should

33

existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Exchange-traded registered investment companies are valued at the closing price from the primary exchange.

Open-end investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board and were implemented through the Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit

34

price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Sub- chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more- likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2023, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended January 31, 2023, the Funds did not incur any interest or penalties.

The Funds may also be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the Funds’ books. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment. Upon the Fund’s receipt of reclaims, the reclaims are recorded as a reduction to foreign taxes withheld.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset- backed securities are recorded as an adjustment to interest income. Litigation income received during the year is recorded as realized gains by the Fund when such information becomes known. Gains of this type are infrequent to the Fund and are not expected to reoccur on a consistent basis.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category

35

by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. For the period ended January 31, 2023, the Funds did not hold any Repurchase agreements.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. The Fund’s investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

There were no significant futures held by the Funds during the period ended and no futures held as of January 31, 2023.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Growth Equity Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. The Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, and Municipal Bond Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Interfund Lending — The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the “Interfund Lending Program”) whereby the Funds may lend money to, and borrow money from, each other for temporary or emergency purposes, subject to certain terms and conditions. Participation in the Interfund Lending Program is voluntary for both borrowing and lending Funds. For the period ended January 31, 2023, the Funds did not participate in the Interfund Lending Program.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also employees of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended January 31, 2023, the

36

Funds were charged as follows for these services: $109,338 in the Growth Equity Fund, $983,310 in the Total Return Bond Fund, $58,310 in the Credit Fund, $140,705 in the Low Duration Bond Fund, and $11,911 in the Municipal Bond Fund.

The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares and A Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Investor Class Shares and A Class Shares as compensation for distribution services.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ A Class Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services. For the period ended January 31, 2023, Total Return Bond Fund paid $4,398 for shareholder services.

SS&C GIDS, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

The Adviser serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of Cullen/ Frost Bankers, Inc. (“Frost Bank”). For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until June 24, 2024 (the “Contractual Expense Limitation”) for the Growth Equity Fund, Total Return Bond Fund, Credit Fund and Low Duration Bond Fund. The Adviser is entitled to the same fee for its services to each Predecessor Fund as it is for each Predecessor Fund’s corresponding Fund. In addition, the Adviser agreed to the same Contractual Expense Limitation and Voluntary Expense Limitation, as applicable, for each Predecessor Fund as with its corresponding Fund.

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s Contractual Expense Limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation*	A Class Shares Contractual Expense Limitation**
Growth Equity Fund†	0.50%	1.25%	1.50%	N/A

Total Return Bond Fund	0.35%	0.95%	1.20%	1.35%

Credit Fund††	0.50%	1.00%	1.25%	1.40%

Low Duration Bond Fund	0.30%	0.95%	1.20%	N/A

Municipal Bond Fund†††	0.25%	N/A	N/A	N/A

†	Prior to September 1, 2017, the investment advisory fee was 0.65%.
††	Prior to September 1, 2017, the investment advisory fee was 0.60%.
†††	Prior to November 28, 2020, the investment advisory fee was 0.35%.

* The Rate includes the distribution amount of 0.25%.

** The Rate includes the distribution amount of 0.25% and the servicing amount of 0.15%.

Prior to November 28, 2020, the Adviser had contractually agreed to waive the advisory fee for the Municipal Bond Fund (which was 0.35% at the time) by 0.01% (the “contractual fee reduction”) and had voluntarily agreed to reduce the advisory fee by an additional 0.09% (the “voluntary fee reduction”).

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In addition, the Adviser has voluntarily agreed to reduce its fees and/or reimburse expenses of the Frost Municipal Bond Fund to the extent necessary to keep total annual Fund operating expenses (not including excluded expenses) for Institutional Class Shares and Investor Class Shares from exceeding 1.05% (the “voluntary expense limitation”). The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time. At January 31, 2023, there were no amounts available for recapture.

If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. The Adviser, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the period ended January 31, 2023, the Adviser did not recapture previously waived/reimbursed fees for the Funds.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the period ended January 31, 2023, were as follows:

	U.S. Government	Other	Total
Growth Equity Fund
Purchases	$–	$15,143,322	$15,143,322
Sales	–	47,351,123	47,351,123
Total Return Bond Fund
Purchases	1,087,462,925	78,966,455	1,166,429,380
Sales	978,860,504	137,592,861	1,116,453,365
Credit Fund
Purchases	–	11,964,515	11,964,515
Sales	–	27,960,562	27,960,562
Low Duration Bond Fund
Purchases	89,582,813	45,724,803	135,307,616
Sales	87,987,266	82,938,383	170,925,649
Municipal Bond Fund
Purchases	–	3,446,148	3,446,148
Sales	–	4,432,816	4,432,816

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to Rule 17a-7 of the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs (Real Estate Investment Trust), market discount adjustment, amortization adjustment on premium bond sold, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, net operating loss offset to short term, and distribution reclassification. The

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permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of July 31, 2022 is primarily related to net operating loss:

	Paid-in Capital	Distributable Earnings (Loss)
Growth Equity Fund	$(321,765)	$321,765

The tax character of dividends and distributions declared during the years ended July 31, 2022 and July 31, 2021, were as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2022	$–	$5,186,358	$47,497,070	$–	$52,683,428
2021	–	380,085	14,453,738	–	14,833,823
Total Return Bond Fund
2022	–	105,053,643	–	–	105,053,643
2021	–	105,127,953	–	–	105,127,953
Credit Fund
2022	–	7,577,237	30,015	–	7,607,252
2021	–	7,256,313	–	–	7,256,313
Low Duration Bond Fund
2022	–	5,723,402	2,920,806	–	8,644,208
2021	–	7,412,469	617,161	–	8,029,630
Municipal Bond Fund
2022	762,747	6,053	581,825	–	1,350,625
2021	1,269,060	442,879	1,574,731	–	3,286,670

As of July 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax- Exempt Income	Undistributed Long-Term Capital Gains	Post-October Losses	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	Late Year Loss Deferral	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$–	$–	$28,222,617	$–	$–	$185,369,428	$(265,562)	$4	$213,326,487
Total Return Bond Fund	825,259	–	–	(86,610,076)	(88,506,534)	(101,913,217)	–	15	(276,204,553)
Credit Fund	67,406	–	–	(1,336,086)	–	(14,774,350)	–	(1)	(16,043,031)
Low Duration Bond Fund	57,909	–	–	(2,603,388)	–	(18,361,524)	–	8	(20,906,995)
Municipal Bond Fund	–	115,422	35,387	–	–	130,411	–	(2)	281,218

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2021, through July 31, 2022, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2022, through July 31, 2022, and specified losses realized on investment transactions from November 1, 2021, through July 31, 2022, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Fund have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Total Return Bond Fund	$ 15,146,285	$ 73,360,249	$ 88,506,534

During the year ended July 31, 2022, Credit Fund utilized $1,159,602 in capital loss carryforwards to offset capital gains.

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The aggregate cost of investments for federal income tax purposes at January 31, 2023, is different from book purposes primarily due to wash sales loss deferrals and the difference due premium amortization on callable securities. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2023, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$132,635,066	$140,478,251	$(4,097,314)	$136,380,937
Total Return Bond Fund	2,796,838,812	52,186,684	(163,410,737)	(111,224,053)
Credit Fund	163,007,478	924,597	(14,297,940)	(13,373,343)
Low Duration Bond Fund	373,642,272	727,487	(15,208,539)	(14,481,052)
Municipal Bond Fund	27,774,421	310,124	(289,212)	20,912

8.	Risks:

Asset-Backed and Mortgage-Backed Securities Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset- backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset- backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

In addition, certain asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Collateralized Loan Obligations Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches.

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Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Credit Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Equity Risk (Growth Equity Fund): Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of each Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in each Fund.

Foreign Company Risk (Growth Equity Fund, Credit Fund): Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Growth Style Risk (Growth Equity Fund): The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent

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upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

High Yield Bond Risk (Municipal Bond Fund, Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Interest Rate Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage- backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

Issuer Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk (Credit Fund): The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

LIBOR Replacement Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is

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difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Management Risk (Each Fund): The risk that the investment techniques and risk analyses applied by the Adviser will not pro- duce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio manager in connection with managing each Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Market Risk (Each Fund): The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Global health events and pandemics, such as COVID-19, have the ability to affect —quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Municipal Issuers Risk (Low Duration Bond Fund, Municipal Bond Fund, Total Return Bond Fund): There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of each Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Prepayment and Extension Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Repurchase Agreement Risk (Credit Bond Fund, Low Duration Bond Fund, Total Return Bond Fund): Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Sector Focus Risk (Growth Equity Fund, Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to

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factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Small- and Mid-Capitalization Company Risk (Growth Equity Fund): The small- and mid-capitalization companies in which these Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

State-Specific Risk (Municipal Bond Fund): The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

Structured Note Risk (Credit Fund): The Fund may invest in fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Zero Coupon, Deferred Interest and Pay-In-Kind Bond Risk (Credit Fund): These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest- bearing securities having similar maturities and credit quality.

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9.	Other:

On January 31, 2023, the number of shareholders below held the following percentage of the outstanding shares of the Funds:

	# of Shareholders	% of Outstanding Shares

Growth Equity Fund

Institutional Class Shares	3	60%

Investor Class Shares	1	73%

Total Return Bond Fund

Institutional Class Shares	3	50%

Investor Class Shares	1	19%

A Class Shares	2	40%

Credit Fund

Institutional Class Shares	2	72%

Investor Class Shares	2	80%

A Class Shares	1	26%

Low Duration Bond Fund

Institutional Class Shares	2	52%

Investor Class Shares	1	65%

Municipal Bond Fund

Institutional Class Shares	3	57%

Investor Class Shares	2	81%

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.	Recently Adopted Accounting Pronouncements:

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

12.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2023.

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DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a fund’s average net assets; this percentage is known as a fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The expenses shown in the table below do not include any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if applicable. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2022, to January 31, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

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	Beginning	Ending
	Account Value	Account Value	Annualized	Expenses Paid
	8/1/2022	1/31/2023	Expense Ratios	During Period*
Growth Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$927.90	0.63%	$3.06
Investor Class	$1,000.00	$926.60	0.88%	$4.27
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.03	0.63%	$3.21
Investor Class	$1,000.00	$1,020.77	0.88%	$4.48
Total Return Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,007.60	0.47%	$2.38
Investor Class	$1,000.00	$1,006.30	0.71%	$3.59
A Class	$1,000.00	$1,005.90	0.81%	$4.10
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.84	0.47%	$2.40
Investor Class	$1,000.00	$1,021.63	0.71%	$3.62
A Class	$1,000.00	$1,021.12	0.81%	$4.13
Credit Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,018.60	0.72%	$3.66
Investor Class	$1,000.00	$1,017.30	0.97%	$4.93
A Class	$1,000.00	$1,017.30	0.97%	$4.93
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.58	0.72%	$3.67
Investor Class	$1,000.00	$1,020.32	0.97%	$4.94
A Class	$1,000.00	$1,020.32	0.97%	$4.94

	Beginning	Ending
	Account Value	Account Value	Annualized	Expenses Paid
	8/1/2022	1/31/2023	Expense Ratios	During Period*
Low Duration Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$999.40	0.43%	$2.17
Investor Class	$1,000.00	$998.20	0.68%	$3.42
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,023.04	0.43%	$2.19
Investor Class	$1,000.00	$1,021.78	0.68%	$3.47
Municipal Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,007.40	0.67%	$3.39
Investor Class	$1,000.00	$1,007.20	0.92%	$4.65
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.83	0.67%	$3.41
Investor Class	$1,000.00	$1,020.57	0.92%	$4.69

*

Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/365 (to reflect the one-half year period).

47

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

Frost Growth Equity Fund

Frost Total Return Bond Fund

Frost Credit Fund

Frost Low Duration Bond Fund

Frost Municipal Bond Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Frost Family of Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 16, 2022 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

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Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods since inception. Representatives from the Adviser provided information regarding the factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future, and presenting information on the Funds’ performance relative to benchmarks selected by the Adviser. This comparative performance information indicated that, for the trailing 12-month period ended July 31, 2022, the Frost Growth Equity Fund underperformed relative to its benchmark index, and the Frost Credit Fund, the Frost Low Duration Bond Fund, the Frost Municipal Bond Fund, and the Frost Total Return Bond Fund outperformed relative to their benchmark indices. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. This comparative performance information indicated that, for the trailing 12-month period ended September 30, 2022, the Frost Credit Fund and the Frost Growth Equity Fund performed in line relative to their peers, and the Frost Total Return Bond Fund, Frost Municipal Bond Fund, and Frost Low Duration Bond Fund outperformed their peers. Based on this information, conversations with representatives of the Adviser, and other information, the Trustees determined that the performance of the Frost Credit Fund, the Frost Low Duration Bond Fund, the Frost Municipal Bond Fund, and the Frost Total Return Bond Fund was satisfactory, and that, with respect to the Frost Growth Equity Fund, the Trustees were satisfied by the reasons for the underperformance versus its benchmark and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Adviser represented to the Board that it had no other clients with comparable mandates to the Frost Credit Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, and Frost Low Duration Bond Fund. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the Frost Growth Equity Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Frost Growth Equity Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Frost Growth Equity Fund is subject. The Trustees also received, and considered, representations from the Adviser about its services and its assessment about the appropriateness of the advisory fees. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability

49

was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

50

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FROST FAMILY OF FUNDS

Investment Adviser

Frost Investment Advisors, LLC

111 West Houston Street

P.O. Box 2509

San Antonio, Texas 78299-2509

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Independent Registered Public Accounting Firm

Ernst & Young LLP

111 West Houston St., Suite 1901

San Antonio, Texas 78205

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

FIA-SA-001-1500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Frost Family of Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 10, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: April 10, 2023